UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-02145

LORD ABBETT BOND-DEBENTURE FUND, INC.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302
(Address of principal executive offices) (Zip code)

Thomas R. Phillips, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302
(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 12/31

Date of reporting period: 6/30/2013

Item 1:	Report(s) to Shareholders.

2 0 1 3

L O R D  A B B E T T

S E M I A N N U A L

R E P O R T

Lord Abbett

Bond Debenture Fund

For the six-month period ended June 30, 2013

Table of Contents

1	A Letter to Shareholders

2	Information About Your Fund’s Expenses and Holdings Presented by Sector

4	Schedule of Investments

38	Statement of Assets and Liabilities

40	Statement of Operations

41	Statement of Changes in Net Assets

42	Financial Highlights

50	Notes to Financial Statements

62	Supplemental Information to Shareholders

Lord Abbett Bond Debenture Fund
Semiannual Report

For the six-month period ended June 30, 2013

Dear Shareholders: We are pleased to provide you with this semiannual report for Lord Abbett Bond Debenture Fund for the six-month period ended June 30, 2013. For additional information about the Fund, please visit our Website at www.lordabbett.com, where you can access the quarterly commentaries by the Fund’s portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our Website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Daria L. Foster
Director, President and Chief Executive Officer

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2013 through June 30, 2013).

Actual Expenses

For each class of the Fund, the first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 1/1/13 – 6/30/13” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of the Fund, the second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	1/1/13	6/30/13	1/1/13 - 6/30/13
Class A
Actual	$1,000.00	$1,017.06	$4.80
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.05	$4.81
Class B
Actual	$1,000.00	$1,012.64	$8.03
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.82	$8.05
Class C
Actual	$1,000.00	$1,013.88	$8.04
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.83	$8.05
Class F
Actual	$1,000.00	$1,018.40	$3.55
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.28	$3.56
Class I
Actual	$1,000.00	$1,018.78	$3.05
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.78	$3.06
Class P
Actual	$1,000.00	$1,017.44	$4.75
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.10	$4.76
Class R2
Actual	$1,000.00	$1,015.83	$6.05
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.80	$6.06
Class R3
Actual	$1,000.00	$1,015.08	$5.50
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.32	$5.51

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.96% for Class A, 1.61% for Classes B and C, 0.71% for Class F, 0.61% for Class I, 0.95% for Class P, 1.21% for Class R2 and 1.10% for Class R3) multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

June 30, 2013

Sector*	%**
Agency	0.04%
Automotive	2.40%
Banking	3.71%
Basic Industry	6.58%
Capital Goods	8.57%
Consumer Cyclical	5.72%
Consumer Non-Cyclical	3.53%
Energy	15.38%
Financial Services	5.27%
Foreign Government	0.23%
Health Care	7.64%

Sector*	%**
Insurance	1.31%
Media	5.48%
Municipal	0.20%
Real Estate	1.88%
Services	8.38%
Technology & Electronics	9.28%
Telecommunications	8.52%
U.S. Government	3.19%
Utilities	2.37%
Repurchase Agreement	0.32%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

Schedule of Investments (unaudited)

June 30, 2013

	Shares	Fair
Investments	(000)	Value
LONG-TERM INVESTMENTS 99.15%

COMMON STOCKS 3.82%

Agency/Government Related 0.01%
Fannie Mae*	818	$1,153,648

Airlines 0.07%
United Continental Holdings, Inc.*	185	5,788,650

Auto Parts & Equipment 0.07%
Cooper-Standard Holdings, Inc.*	124	5,782,229

Banking 0.21%
Fifth Third Bancorp	350	6,317,500
Huntington Bancshares, Inc.	700	5,516,000
Regions Financial Corp.	600	5,718,000
Total		17,551,500

Chemicals 0.30%
Axiall Corp.	150	6,387,000
Monsanto Co.	185	18,278,000
Total		24,665,000

Computer Hardware 0.11%
Apple, Inc.	15	5,941,200
NVIDIA Corp.	220	3,086,600
Total		9,027,800

Consumer/Commercial/Lease Financing 0.05%
Nationstar Mortgage Holdings, Inc.*	100	3,744,000

Consumer Products 0.15%
Estee Lauder Cos., Inc. (The) Class A	185	12,167,450

Diversified Capital Goods 0.12%
Emerson Electric Co.	175	9,544,500

Electronics 0.06%
Broadcom Corp. Class A	150	5,064,000

Energy: Exploration & Production 0.63%
Concho Resources, Inc.*	248	20,787,676
Kodiak Oil & Gas Corp.*	500	4,445,000
SM Energy Co.	135	8,097,300

4	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2013

	Shares	Fair
Investments	(000)	Value
Energy: Exploration & Production (continued)
Whiting Petroleum Corp.*	409	$18,854,051
Total		52,184,027

Food: Wholesale 0.06%
Boulder Brands, Inc.*	395	4,759,750

Health Services 0.11%
Team Health Holdings, Inc.*	220	9,035,400

Investments & Miscellaneous Financial Services 0.19%
SPDR S&P 500 ETF Trust	100	16,001,000

Life Insurance 0.11%
MetLife, Inc.	200	9,152,000

Machinery 0.16%
Chart Industries, Inc.*	125	11,761,250
Rexnord Corp.*	100	1,685,000
Total		13,446,250

Media: Diversified 0.09%
Time Warner, Inc.	125	7,227,500

Multi-Line Insurance 0.05%
Hartford Financial Services Group, Inc.	120	3,710,400

Pharmaceuticals 0.39%
Amarin Corp. plc ADR*	400	2,320,000
BioMarin Pharmaceutical, Inc.*	200	11,158,000
Bristol-Myers Squibb Co.	75	3,351,750
Onyx Pharmaceuticals, Inc.*	75	9,000,000
Vertex Pharmaceuticals, Inc.*	83	6,612,278
Total		32,442,028

Printing & Publishing 0.06%
Tribune Co.*	92	5,255,625

Real Estate Investment Trusts 0.08%
Camden Property Trust	100	6,914,000

Software/Services 0.35%
Facebook, Inc. Class A*	200	4,972,000
Fortinet, Inc.*	300	5,250,000
Informatica Corp.*	300	10,494,000

See Notes to Financial Statements.	5

Schedule of Investments (unaudited)(continued)

June 30, 2013

			Shares		Fair
Investments			(000)		Value
Software/Services (continued)
VMware, Inc. Class A*				125	$8,373,750
Total					29,089,750

Specialty Retail 0.09%
Home Depot, Inc. (The)				100	7,747,000

Telecommunications Equipment 0.23%
Aruba Networks, Inc.*				550	8,448,000
Palo Alto Networks, Inc.*				260	10,961,600
Total					19,409,600

Telecommunications: Wireless 0.07%
QUALCOMM, Inc.				100	6,108,000
Total Common Stocks (cost $322,823,134)					316,971,107

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)
CONVERTIBLE BONDS 6.81%

Apparel/Textiles 0.13%
Iconix Brand Group, Inc.†	1.50%	3/15/2018		$10,000	11,193,750

Auto Loans 0.23%
Volkswagen International Finance NV (Netherlands)†(a)	5.50%	11/9/2015	EUR	14,000	18,716,938

Auto Parts & Equipment 0.18%
Meritor, Inc.†	7.875%	3/1/2026		$6,435	7,854,722
Meritor, Inc. (Zero Coupon after 2/15/2019)~	4.00%	2/15/2027		8,250	7,332,187
Total					15,186,909

Automakers 0.14%
Ford Motor Co.	4.25%	11/15/2016		6,250	11,324,219

Computer Hardware 0.63%
Intel Corp.	2.95%	12/15/2035		10,000	10,906,250
Intel Corp.	3.25%	8/1/2039		7,000	8,933,785
Micron Technology, Inc.†	2.375%	5/1/2032		9,775	15,664,438
SanDisk Corp.	1.50%	8/15/2017		12,500	16,726,562
Total					52,231,035

6	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2013

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Electronics 0.14%
ON Semiconductor Corp.	2.625%	12/15/2026	$9,800	$11,312,875

Energy: Exploration & Production 0.32%
Chesapeake Energy Corp.	2.50%	5/15/2037	15,000	14,203,125
Cobalt International Energy, Inc.	2.625%	12/1/2019	12,000	12,742,500
Total				26,945,625

Gaming 0.07%
MGM Resorts International	4.25%	4/15/2015	5,000	5,609,375

Health Services 0.42%
Brookdale Senior Living, Inc.	2.75%	6/15/2018	15,700	18,565,250
Illumina, Inc.†	0.25%	3/15/2016	7,600	8,236,500
Theravance, Inc.	3.00%	1/15/2015	5,565	8,309,241
Total				35,110,991

Hotels 0.33%
Host Hotels & Resorts LP†	2.50%	10/15/2029	20,000	27,150,000

Integrated Energy 0.12%
SunPower Corp.	4.50%	3/15/2015	8,350	9,785,156

Investments & Miscellaneous Financial Services 0.16%
Affiliated Managers Group, Inc.	3.95%	8/15/2038	10,000	12,887,500

Machinery 0.34%
Altra Holdings, Inc.	2.75%	3/1/2031	8,750	10,505,469
Chart Industries, Inc.	2.00%	8/1/2018	12,000	18,052,500
Total				28,557,969

Managed Care 0.11%
WellPoint, Inc.†	2.75%	10/15/2042	7,500	9,375,000

Medical Products 0.05%
Hologic, Inc. (Zero Coupon after 3/1/2018)~	2.00%	3/1/2042	4,000	3,967,500

Metals/Mining (Excluding Steel) 0.12%
Alpha Natural Resources, Inc.	3.75%	12/15/2017	6,000	5,130,000
Newmont Mining Corp.	1.25%	7/15/2014	5,000	5,062,500
Total				10,192,500

Oil Field Equipment & Services 0.26%
Hornbeck Offshore Services, Inc.†	1.50%	9/1/2019	17,500	21,262,500

See Notes to Financial Statements.	7

Schedule of Investments (unaudited)(continued)

June 30, 2013

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Pharmaceuticals 1.02%
Auxilium Pharmaceuticals, Inc.	1.50%	7/15/2018	$1,900	$1,837,063
Gilead Sciences, Inc.	1.625%	5/1/2016	14,000	31,710,070
Medivation, Inc.	2.625%	4/1/2017	21,500	27,237,812
Mylan, Inc.	3.75%	9/15/2015	10,000	23,750,000
Total				84,534,945

Software/Services 1.53%
Alliance Data Systems Corp.	1.75%	8/1/2013	10,000	22,731,250
Concur Technologies, Inc.†	0.50%	6/15/2018	4,725	4,725,000
EMC Corp.	1.75%	12/1/2013	7,250	10,716,443
NetSuite, Inc.†	0.25%	6/1/2018	11,175	11,426,437
Nuance Communications, Inc.	2.75%	8/15/2027	9,900	11,477,812
Nuance Communications, Inc.	2.75%	11/1/2031	9,300	9,625,500
Salesforce.com, Inc.	0.75%	1/15/2015	10,000	18,118,750
Shutterfly, Inc.†	0.25%	5/15/2018	6,475	7,158,922
Workday, Inc.†	0.75%	7/15/2018	8,275	8,461,188
Xilinx, Inc.	2.625%	6/15/2017	15,500	22,223,125
Total				126,664,427

Support: Services 0.27%
priceline.com, Inc.	1.00%	3/15/2018	14,000	16,345,000
priceline.com, Inc.	1.25%	3/15/2015	2,358	6,449,537
Total				22,794,537

Telecommunications Equipment 0.19%
Nortel Networks Corp. (Canada)(b)(c)	2.125%	4/15/2014	15,800	15,395,125

Telecommunications: Wireless 0.05%
Clearwire Communications LLC/Clearwire Finance, Inc.†	8.25%	12/1/2040	3,500	3,880,625
Total Convertible Bonds (cost $516,900,301)				564,079,501

	Dividend		Shares
	Rate		(000)
CONVERTIBLE PREFERRED STOCKS 2.73%

Aerospace/Defense 0.30%
United Technologies Corp.	7.50%		420	24,931,200

Auto Parts & Equipment 0.05%
Cooper-Standard Holdings, Inc. PIK	7.00%		22	4,378,970

8	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2013

	Dividend		Shares	Fair
Investments	Rate		(000)	Value
Automakers 0.17%
General Motors Co.	4.75%		300	$14,448,000

Banking 0.33%
Bank of America Corp.	7.25%		25	27,762,500

Electric: Integrated 0.42%
NextEra Energy, Inc.	5.889%		300	16,662,000
PPL Corp.	8.75%		335	18,096,700
Total				34,758,700

Energy: Exploration & Production 0.12%
Apache Corp.	6.00%		200	9,548,000

Food: Wholesale 0.22%
Bunge Ltd.	4.875%		180	18,180,000

Investments & Miscellaneous Financial Services 0.35%
AMG Capital Trust I	5.10%		470	28,875,625

Life Insurance 0.26%
MetLife, Inc.	5.00%		400	21,916,000

Metals/Mining (Excluding Steel) 0.19%
Cliffs Natural Resources, Inc.	7.00%		866	15,357,358

Railroads 0.17%
Genesee & Wyoming, Inc.	5.00%		120	14,416,800

Real Estate Investment Trusts 0.04%
Alexandria Real Estate Equities, Inc.	7.00%		120	3,106,800

Steel Producers/Products 0.08%
ArcelorMittal (Luxembourg)(b)	6.00%		335	6,287,950

Telecommunications: Integrated/Services 0.03%
Intelsat SA (Luxembourg)(b)	5.75%		40	2,200,000
Total Convertible Preferred Stocks (cost $208,039,522)				226,167,903

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)
FLOATING RATE LOANS(d) 2.20%

Chemicals 0.05%
Oxea S.A.R.L. USD 2nd Lien Term (Germany)(b)	8.25%	5/22/2020	$4,000	4,000,000

See Notes to Financial Statements.	9

Schedule of Investments (unaudited)(continued)

June 30, 2013

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Department Stores 0.06%
JC Penney Corp., Inc. Term Loan	6.00%	5/21/2018	$4,700	$4,715,087

Diversified Capital Goods 0.07%
Air Distribution Technologies, Inc. 1st Lien Term Loan	5.00%	11/9/2018	3,980	4,009,850
Air Distribution Technologies, Inc. 2nd Lien Term Loan	9.25%	5/1/2020	1,750	1,806,875
Total				5,816,725

Electric: Generation 0.09%
Texas Competitive Electric Holdings Co. LLC Extended Term Loan	4.693% - 4.775%	10/10/2017	11,124	7,791,986

Electric: Integrated 0.08%
Essential Power LLC Term Loan B	4.25% - 4.50%	8/8/2019	6,700	6,702,746

Food 0.08%
Hostess Brands, Inc. Term Loan	6.75%	3/6/2020	6,450	6,584,386

Food & Drug Retailers 0.19%
Albertson’s LLC Term Loan B2	4.75%	3/21/2019	7,232	7,197,994
Rite Aid Corp. Tranche 1 Term Loan (2nd Lien)	5.75%	8/21/2020	8,700	8,841,375
Total				16,039,369

Food/Tobacco 0.14%
GFA Brands, Inc. New Term Loan	7.00%	7/2/2018	11,610	11,653,537

Food: Wholesale 0.09%
Diamond Foods, Inc. Revolver	6.25%	2/25/2015	3,468	3,346,600
Diamond Foods, Inc. Term Loan	6.75%	2/25/2015	4,046	4,023,410
Total				7,370,010

Gaming 0.11%
Harrah’s Las Vegas Propco LLC Senior Loan	3.69%	2/13/2014	10,000	9,266,700

Health Facilities 0.12%
Ardent Medical Services, Inc. 2nd Lien Term Loan	11.00%	11/23/2018	3,400	3,455,250
Drumm Investors LLC Term Loan	5.00%	5/4/2018	6,841	6,593,169
Total				10,048,419

Health Services 0.12%
CHG Buyer Corp. 1st Lien Term Loan	5.00%	11/19/2019	9,870	9,928,314

10	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2013

			Principal
	Interest	Maturity	Amount		Fair
Investments	Rate	Date	(000)		Value
Investments & Miscellaneous Financial Services 0.15%
Nuveen Investments, Inc. Tranche B 2nd Lien Term Loan	6.50%	2/28/2019		$6,900	$6,833,863
Sedgwick Claims Management Services, Inc. Additional Term Loan B	8.00%	12/12/2018		5,250	5,299,219
Total					12,133,082

Media: Broadcast 0.21%
Clear Channel Communications, Inc. Tranche B Term Loan	3.845%	1/29/2016		17,564	16,081,735
NEP Supershooters LP 2nd Lien Term Loan	9.50%	8/18/2020		1,629	1,675,393
Total					17,757,128

Media: Cable 0.10%
Virgin Media Investment Holdings Ltd. USD Term Loan B (United Kingdom)(b)	3.50%	6/5/2020		8,500	8,423,288

Media: Services 0.27%
Affinion Group, Inc. Term Loan B	6.50%	10/10/2016		15,435	14,709,489
Digital Generation, Inc. Initial Term Loan	7.25%	7/26/2018		7,307	7,228,309
Total					21,937,798

Real Estate Development & Management 0.01%
Realogy Corp. Extended Letter of Credit	4.453%	10/10/2016		786	788,316

Software/Services 0.26%
ION Trading Technologies S.A.R.L. 2nd Lien Term Loan (Luxembourg)(b)	8.25%	5/21/2021		3,000	3,003,750
SRA International, Inc. Term Loan B	6.50%	7/20/2018		13,248	13,198,670
Syniverse Holdings, Inc. Term Loan	5.00%	4/23/2019		4,950	4,946,931
Total					21,149,351
Total Floating Rate Loans (cost $183,967,799)					182,106,242

FOREIGN BONDS(a) 0.51%

Luxembourg 0.13%
Matterhorn Mobile SA†	6.75%	5/15/2019	CHF	6,900	7,487,693
Mobile Challenger Intermediate Group SA PIK†	8.75%	3/15/2019	CHF	3,200	3,303,160
Total					10,790,853

Netherlands 0.12%
Goodyear Dunlop Tires Europe BV†	6.75%	4/15/2019	EUR	5,200	7,190,598
Refresco Group BV†	7.375%	5/15/2018	EUR	2,000	2,681,398
Total					9,871,996

See Notes to Financial Statements.	11

Schedule of Investments (unaudited)(continued)

June 30, 2013

				Principal
	Interest	Maturity		Amount		Fair
Investments	Rate	Date		(000)		Value
United Kingdom 0.26%
R&R Ice Cream plc†	8.375%	11/15/2017		EUR	10,400	$14,299,296
Old Mutual plc	6.376%	—	(e)	GBP	5,258	6,969,518
Total						21,268,814
Total Foreign Bonds (cost $43,267,859)						41,931,663

FOREIGN GOVERNMENT OBLIGATIONS 0.23%

Bermuda 0.11%
Bermuda Government†	4.138%	1/3/2023			$9,450	9,355,500

Canada 0.12%
Government of Canada(a)	2.75%	9/1/2016		CAD	10,000	9,884,092
Total Foreign Government Obligations (cost $19,999,003)						19,239,592

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 0.74%
Federal National Mortgage Assoc.(f) (cost $61,476,563)	3.50%	TBA			$60,000	60,928,122

HIGH YIELD CORPORATE BONDS 81.22%

Aerospace/Defense 1.84%
B/E Aerospace, Inc.	5.25%	4/1/2022			40,000	40,000,000
Bombardier, Inc. (Canada)†(b)	6.125%	1/15/2023			10,100	10,074,750
Esterline Technologies Corp.	7.00%	8/1/2020			9,100	9,805,250
GenCorp, Inc.†	7.125%	3/15/2021			15,000	15,600,000
Huntington Ingalls Industries, Inc.	7.125%	3/15/2021			15,000	16,200,000
ManTech International Corp.	7.25%	4/15/2018			17,000	17,765,000
Spirit Aerosystems, Inc.	6.75%	12/15/2020			21,300	22,258,500
Triumph Group, Inc.†	4.875%	4/1/2021			11,700	11,670,750
Triumph Group, Inc.	8.00%	11/15/2017			8,770	9,274,275
Total						152,648,525

Airlines 0.20%
American Airlines 2013-1 Class B Pass Through Trust†	5.625%	1/15/2021			4,000	4,140,000
United Airlines, Inc.	6.636%	7/2/2022			6,896	7,378,836
United Continental Holdings, Inc.	6.375%	6/1/2018			2,800	2,765,000
US Airways 2013-1 Class B Pass Through Trust	5.375%	11/15/2021			1,950	1,930,500
Total						16,214,336

Apparel/Textiles 0.56%
Hanesbrands, Inc.	6.375%	12/15/2020			7,500	8,034,375
Levi Strauss & Co.	6.875%	5/1/2022			5,000	5,450,000

12	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2013

				Principal
	Interest	Maturity		Amount	Fair
Investments	Rate	Date		(000)	Value
Apparel/Textiles (continued)
Levi Strauss & Co.	7.625%	5/15/2020		$8,675	$9,412,375
Perry Ellis International, Inc.	7.875%	4/1/2019		10,100	10,680,750
PVH Corp.	4.50%	12/15/2022		3,300	3,184,500
SIWF Merger Sub, Inc./Springs Industries, Inc.†	6.25%	6/1/2021		5,500	5,403,750
Wolverine World Wide, Inc.†	6.125%	10/15/2020		3,900	4,046,250
Total					46,212,000

Auto Loans 0.14%
Ford Motor Credit Co. LLC	5.875%	8/2/2021		7,300	7,971,724
General Motors Financial Co., Inc.†	4.25%	5/15/2023		3,900	3,641,625
Total					11,613,349

Auto Parts & Equipment 0.95%
Cooper-Standard Automotive, Inc.	8.50%	5/1/2018		5,000	5,325,000
Dana Holding Corp.	6.50%	2/15/2019		12,000	12,825,000
Delphi Corp.	5.00%	2/15/2023		10,500	10,841,250
International Automotive Components Group SA (Luxembourg)†(b)	9.125%	6/1/2018		14,500	14,572,500
Stanadyne Corp.	10.00%	8/15/2014		8,000	7,440,000
Stanadyne Holdings, Inc.	12.00%	2/15/2015		19,000	11,495,000
Stoneridge, Inc.†	9.50%	10/15/2017		7,250	7,793,750
Tenneco, Inc.	6.875%	12/15/2020		7,500	8,062,500
Total					78,355,000

Automakers 0.36%
Chrysler Group LLC/CG Co-Issuer, Inc.	8.25%	6/15/2021		10,000	11,087,500
General Motors Co.(c)	8.375%	—	(e)	15,000	1,500
Jaguar Land Rover Automotive plc (United Kingdom)†(b)	5.625%	2/1/2023		12,500	12,187,500
Oshkosh Corp.	8.50%	3/1/2020		6,000	6,517,500
Total					29,794,000

Banking 2.80%
Ally Financial, Inc.	8.30%	2/12/2015		10,000	10,800,000
Astoria Depositor Corp.†	5.744%	5/1/2016		7,118	7,260,136
Bank of America Corp.	8.00%	—	(e)	15,000	16,783,200
Bear Stearns Cos. LLC (The)	5.55%	1/22/2017		6,000	6,578,130
Fifth Third Capital Trust IV	6.50%	4/15/2037		16,250	16,250,000
HBOS plc (United Kingdom)†(b)	6.75%	5/21/2018		10,000	10,638,370
Huntington Bancshares, Inc.	7.00%	12/15/2020		5,050	6,034,397
JPMorgan Chase & Co.	3.375%	5/1/2023		10,000	9,330,740

See Notes to Financial Statements.	13

Schedule of Investments (unaudited)(continued)

June 30, 2013

				Principal
	Interest	Maturity		Amount	Fair
Investments	Rate	Date		(000)	Value
Banking (continued)
JPMorgan Chase & Co.	7.90%	—	(e)	$5,000	$5,655,735
LBG Capital No.1 plc†(g)	8.00%	—	(e)	7,500	7,668,195
Macquarie Group Ltd. (Australia)†(b)	6.00%	1/14/2020		10,000	10,397,780
Morgan Stanley	4.10%	5/22/2023		17,500	16,200,730
Morgan Stanley	6.25%	8/28/2017		10,000	11,161,220
Nordea Bank AB (Sweden)†(b)	4.25%	9/21/2022		9,000	8,895,933
People’s United Financial, Inc.	3.65%	12/6/2022		15,550	14,631,073
Regions Bank	6.45%	6/26/2037		6,650	7,004,212
Regions Bank	7.50%	5/15/2018		9,942	11,621,273
Royal Bank of Scotland Group plc (The) (United Kingdom)(b)	6.125%	12/15/2022		5,700	5,443,004
Royal Bank of Scotland Group plc (The) (United Kingdom)(b)	7.64%	—	(e)	17,570	15,900,850
SVB Financial Group	5.375%	9/15/2020		9,350	10,264,393
Synovus Financial Corp.	7.875%	2/15/2019		7,750	8,621,875
Wachovia Capital Trust III	5.57%	—	(e)	15,000	14,737,500
Washington Mutual Bank(c)	6.875%	6/15/2011		22,500	2,250
Total					231,880,996

Beverages 0.22%
Constellation Brands, Inc.	3.75%	5/1/2021		4,700	4,412,125
Constellation Brands, Inc.	4.25%	5/1/2023		14,350	13,578,688
Total					17,990,813

Brokerage 0.46%
Cantor Fitzgerald LP†	7.875%	10/15/2019		12,655	13,110,150
Raymond James Financial, Inc.	8.60%	8/15/2019		20,000	24,900,460
Total					38,010,610

Building & Construction 0.69%
Beazer Homes USA, Inc.†	7.25%	2/1/2023		1,550	1,573,250
K. Hovnanian Enterprises, Inc.	5.00%	11/1/2021		5,779	5,258,890
KB Home	9.10%	9/15/2017		15,000	16,875,000
Lennar Corp.†	4.125%	12/1/2018		5,500	5,238,750
Lennar Corp.	12.25%	6/1/2017		9,500	12,231,250
Ryland Group, Inc. (The)	5.375%	10/1/2022		8,500	8,223,750
Taylor Morrison Communities, Inc./Monarch Communities, Inc.†	5.25%	4/15/2021		8,500	8,096,250
Total					57,497,140

14	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2013

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Building Materials 0.90%
American Builders & Contractors Supply Co., Inc.†	5.625%	4/15/2021	$3,700	$3,644,500
Associated Materials LLC/AMH New Finance, Inc.†	9.125%	11/1/2017	2,300	2,426,500
Griffon Corp.	7.125%	4/1/2018	6,200	6,525,500
HD Supply, Inc.	10.50%	1/15/2021	3,100	3,220,125
HD Supply, Inc.	11.50%	7/15/2020	7,750	9,009,375
Interline Brands, Inc. PIK	10.00%	11/15/2018	2,675	2,889,000
Masco Corp.	7.125%	3/15/2020	12,000	13,440,000
Nortek, Inc.†	8.50%	4/15/2021	5,200	5,538,000
Owens Corning, Inc.	4.20%	12/15/2022	10,000	9,708,520
Owens Corning, Inc.	9.00%	6/15/2019	15,000	18,438,015
Total				74,839,535

Chemicals 2.44%
Airgas, Inc.	7.125%	10/1/2018	10,500	11,012,957
Ashland, Inc.†	4.75%	8/15/2022	11,200	11,116,000
Axiall Corp.†	4.875%	5/15/2023	14,000	13,352,500
CF Industries, Inc.	3.45%	6/1/2023	7,800	7,511,455
Chemtura Corp.	7.875%	9/1/2018	17,900	19,466,250
Dow Chemical Co. (The)	8.55%	5/15/2019	10,000	12,774,090
Eagle Spinco, Inc.†	4.625%	2/15/2021	22,075	21,274,781
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC	8.875%	2/1/2018	9,000	9,225,000
Huntsman International LLC	8.625%	3/15/2020	15,000	16,387,500
INEOS Finance plc (United Kingdom)†(b)	7.50%	5/1/2020	7,200	7,686,000
INEOS Group Holdings SA (Luxembourg)†(b)	6.125%	8/15/2018	2,900	2,776,750
LyondellBasell Industries NV (Netherlands)(b)	6.00%	11/15/2021	2,000	2,251,164
Methanex Corp. (Canada)(b)	5.25%	3/1/2022	9,900	10,395,782
NewMarket Corp.	4.10%	12/15/2022	6,780	6,581,488
Nufarm Australia Ltd. (Australia)†(b)	6.375%	10/15/2019	12,000	12,030,000
PetroLogistics LP/PetroLogistics Finance Corp.†	6.25%	4/1/2020	5,200	5,122,000
Phibro Animal Health Corp.†	9.25%	7/1/2018	16,300	17,604,000
Rockwood Specialties Group, Inc.	4.625%	10/15/2020	11,575	11,676,281
TPC Group, Inc.†	8.75%	12/15/2020	3,900	4,007,250
Total				202,251,248

Computer Hardware 0.41%
Apple, Inc.	2.40%	5/3/2023	10,000	9,294,670
Brocade Communications Systems, Inc.	6.875%	1/15/2020	12,500	13,406,250
NCR Corp.	5.00%	7/15/2022	3,200	3,104,000

See Notes to Financial Statements.	15

Schedule of Investments (unaudited)(continued)

June 30, 2013

				Principal
	Interest	Maturity		Amount	Fair
Investments	Rate	Date		(000)	Value
Computer Hardware (continued)
Seagate HDD Cayman	6.875%	5/1/2020		$8,000	$8,520,000
Total					34,324,920

Consumer/Commercial/Lease Financing 2.71%
Air Lease Corp.	6.125%	4/1/2017		15,000	15,600,000
Aircastle Ltd.	6.25%	12/1/2019		7,775	8,115,156
CIT Group, Inc.	4.25%	8/15/2017		20,000	20,175,000
CIT Group, Inc.	5.00%	8/15/2022		25,000	24,923,700
Discover Bank	8.70%	11/18/2019		2,655	3,396,024
Discover Financial Services	3.85%	11/21/2022		8,545	8,040,016
General Electric Capital Corp.	7.125%	—	(e)	10,000	11,319,060
International Lease Finance Corp.	6.25%	5/15/2019		10,000	10,325,000
International Lease Finance Corp.	8.25%	12/15/2020		6,100	6,870,125
International Lease Finance Corp.	8.75%	3/15/2017		34,000	38,037,500
Nationstar Mortgage LLC/Nationstar Capital Corp.	6.50%	6/1/2022		15,700	15,386,000
Nationstar Mortgage LLC/Nationstar Capital Corp.	6.50%	7/1/2021		22,660	21,866,900
Nationstar Mortgage LLC/Nationstar Capital Corp.	7.875%	10/1/2020		8,000	8,520,000
Provident Funding Associates LP/PFG Finance Corp.†	6.75%	6/15/2021		10,950	10,977,375
SLM Corp.	6.00%	1/25/2017		9,200	9,660,000
SLM Corp.	8.45%	6/15/2018		10,000	11,150,000
Total					224,361,856

Consumer Products 0.79%
Armored Autogroup, Inc.	9.25%	11/1/2018		7,400	6,826,500
Avon Products, Inc.	4.60%	3/15/2020		5,680	5,751,017
Avon Products, Inc.	5.00%	3/15/2023		7,000	6,971,153
Elizabeth Arden, Inc.	7.375%	3/15/2021		27,700	29,777,500
Prestige Brands, Inc.	8.125%	2/1/2020		1,435	1,574,913
Spectrum Brands Escrow Corp.†	6.375%	11/15/2020		11,350	11,917,500
Spectrum Brands Escrow Corp.†	6.625%	11/15/2022		2,850	2,992,500
Total					65,811,083

Department Stores 0.10%
Bon-Ton Department Stores, Inc. (The)†	8.00%	6/15/2021		7,800	7,965,750

Diversified Capital Goods 2.13%
Actuant Corp.	5.625%	6/15/2022		8,320	8,465,600
Amsted Industries, Inc.†	8.125%	3/15/2018		15,000	15,900,000
Anixter, Inc.	5.625%	5/1/2019		11,300	11,752,000
Belden, Inc.†	5.50%	9/1/2022		15,000	14,812,500

16	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2013

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Diversified Capital Goods (continued)
Mueller Water Products, Inc.	7.375%	6/1/2017	$10,800	$11,124,000
Park-Ohio Industries, Inc.	8.125%	4/1/2021	11,400	12,426,000
RBS Global, Inc./Rexnord LLC	8.50%	5/1/2018	31,000	33,092,500
Silver II Borrower/Silver II US Holdings LLC (Luxembourg)†(b)	7.75%	12/15/2020	20,000	20,200,000
SPX Corp.	6.875%	9/1/2017	21,000	22,785,000
Unifrax I LLC/Unifrax Holding Co.†	7.50%	2/15/2019	6,175	6,329,375
Valmont Industries, Inc.	6.625%	4/20/2020	17,500	19,981,832
Total				176,868,807

Electric: Generation 0.89%
Calpine Corp.†	7.875%	7/31/2020	2,525	2,752,250
Coso Geothermal Power Holdings LLC†	7.00%	7/15/2026	5,470	3,035,831
DPL, Inc.	7.25%	10/15/2021	15,725	16,354,000
Dynegy, Inc.†	5.875%	6/1/2023	3,900	3,558,750
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc. PIK†	11.25%	12/1/2018	6,359	5,405,433
Mirant Americas Generation LLC	9.125%	5/1/2031	15,125	16,259,375
NRG Energy, Inc.	7.625%	1/15/2018	4,000	4,300,000
NSG Holdings LLC/NSG Holdings, Inc.†	7.75%	12/15/2025	17,485	18,184,400
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc.†	11.50%	10/1/2020	5,000	3,762,500
Total				73,612,539

Electric: Integrated 1.05%
AES Corp. (The)	4.875%	5/15/2023	7,000	6,545,000
AES Corp. (The)	8.00%	10/15/2017	12,500	14,125,000
Black Hills Corp.	5.875%	7/15/2020	8,000	8,935,864
Duquesne Light Holdings, Inc.†	6.40%	9/15/2020	20,500	23,894,144
National Fuel Gas Co.	4.90%	12/1/2021	4,000	4,256,272
National Fuel Gas Co.	6.50%	4/15/2018	20,000	23,273,100
National Fuel Gas Co.	8.75%	5/1/2019	5,000	6,286,190
Total				87,315,570

Electronics 1.07%
Advanced Micro Devices, Inc.	7.75%	8/1/2020	15,000	14,662,500
CPI International, Inc.	8.00%	2/15/2018	15,500	16,042,500
Freescale Semiconductor, Inc.†	9.25%	4/15/2018	8,800	9,526,000
Freescale Semiconductor, Inc.†	10.125%	3/15/2018	2,712	2,949,300
Freescale Semiconductor, Inc.	10.75%	8/1/2020	21,810	24,100,050

See Notes to Financial Statements.	17

Schedule of Investments (unaudited)(continued)

June 30, 2013

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Electronics (continued)
Jabil Circuit, Inc.	4.70%	9/15/2022	$10,000	$9,675,000
KLA-Tencor Corp.	6.90%	5/1/2018	3,200	3,729,046
Sensata Technologies BV (Netherlands)†(b)	6.50%	5/15/2019	7,550	8,154,000
Total				88,838,396

Energy: Exploration & Production 8.05%
Antero Resources Finance Corp.	7.25%	8/1/2019	10,000	10,475,000
Atlas Energy Holdings Operating Co. LLC/Atlas Resource Finance Corp.†	7.75%	1/15/2021	18,700	17,952,000
Berry Petroleum Co.	6.375%	9/15/2022	6,300	6,307,875
Berry Petroleum Co.	6.75%	11/1/2020	21,000	21,840,000
BreitBurn Energy Partners LP/BreitBurn Finance Corp.	7.875%	4/15/2022	20,100	20,602,500
Chaparral Energy, Inc.	7.625%	11/15/2022	13,850	14,196,250
Chaparral Energy, Inc.	8.25%	9/1/2021	19,400	20,515,500
Concho Resources, Inc.	5.50%	4/1/2023	28,400	28,116,000
Concho Resources, Inc.	7.00%	1/15/2021	10,700	11,556,000
Continental Resources, Inc.†	4.50%	4/15/2023	8,000	7,790,000
Continental Resources, Inc.	7.375%	10/1/2020	5,600	6,244,000
Continental Resources, Inc.	8.25%	10/1/2019	19,175	21,092,500
CrownRock LP/CrownRock Finance, Inc.†	7.125%	4/15/2021	14,000	13,790,000
Energy XXI Gulf Coast, Inc.	7.75%	6/15/2019	18,650	19,302,750
Forest Oil Corp.	7.25%	6/15/2019	25,000	23,625,000
Halcon Resources Corp.	8.875%	5/15/2021	14,200	13,845,000
Halcon Resources Corp.	9.75%	7/15/2020	6,600	6,616,500
Kerr-McGee Corp.	6.95%	7/1/2024	12,900	15,451,994
Kodiak Oil & Gas Corp.†	5.50%	1/15/2021	14,000	13,667,500
Kodiak Oil & Gas Corp.	8.125%	12/1/2019	19,165	20,889,850
Laredo Petroleum, Inc.	7.375%	5/1/2022	7,000	7,385,000
Legacy Reserves LP/Finance Corp.†	6.625%	12/1/2021	7,600	7,334,000
Legacy Reserves LP/Finance Corp.†	8.00%	12/1/2020	19,400	20,127,500
LINN Energy LLC/LINN Energy Finance Corp.	7.75%	2/1/2021	18,500	18,638,750
MEG Energy Corp. (Canada)†(b)	6.375%	1/30/2023	4,100	3,997,500
MEG Energy Corp. (Canada)†(b)	6.50%	3/15/2021	18,750	18,679,687
Newfield Exploration Co.	5.625%	7/1/2024	27,550	26,861,250
Oasis Petroleum, Inc.	6.50%	11/1/2021	7,500	7,725,000
Oasis Petroleum, Inc.	7.25%	2/1/2019	20,000	20,950,000
OGX Austria GmbH (Austria)†(b)	8.50%	6/1/2018	31,000	10,075,000
Pacific Rubiales Energy Corp. (Canada)†(b)	5.125%	3/28/2023	9,300	8,835,000

18	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2013

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Energy: Exploration & Production (continued)
Pan American Energy LLC (Argentina)†(b)	7.875%	5/7/2021	$5,400	$5,251,500
PDC Energy, Inc.†	7.75%	10/15/2022	17,800	18,467,500
Plains Exploration & Production Co.	6.50%	11/15/2020	22,250	23,616,283
Plains Exploration & Production Co.	6.875%	2/15/2023	6,200	6,643,263
QEP Resources, Inc.	6.80%	3/1/2020	10,000	11,100,000
QEP Resources, Inc.	6.875%	3/1/2021	8,000	8,660,000
Quicksilver Resources, Inc.	7.125%	4/1/2016	10,000	8,850,000
Range Resources Corp.	5.00%	3/15/2023	13,600	13,362,000
Range Resources Corp.	8.00%	5/15/2019	7,500	8,025,000
SM Energy Co.	6.50%	11/15/2021	10,000	10,550,000
SM Energy Co.	6.50%	1/1/2023	4,200	4,431,000
SM Energy Co.	6.625%	2/15/2019	18,700	19,681,750
Stone Energy Corp.	7.50%	11/15/2022	27,500	28,600,000
W&T Offshore, Inc.	8.50%	6/15/2019	10,275	10,660,313
Whiting Petroleum Corp.	6.50%	10/1/2018	4,200	4,462,500
WPX Energy, Inc.	6.00%	1/15/2022	20,000	20,300,000
Total				667,146,015

Environmental 0.24%
ADS Waste Holdings, Inc.†	8.25%	10/1/2020	5,000	5,125,000
Clean Harbors, Inc.	5.25%	8/1/2020	14,300	14,586,000
Total				19,711,000

Food & Drug Retailers 1.07%
Cencosud SA (Chile)†(b)	4.875%	1/20/2023	4,650	4,581,608
New Albertsons, Inc.	7.45%	8/1/2029	3,500	2,765,000
New Albertsons, Inc.	7.75%	6/15/2026	5,290	4,198,937
Rite Aid Corp.†	6.875%	12/15/2028	2,000	1,830,000
Rite Aid Corp.	7.70%	2/15/2027	27,000	27,135,000
Rite Aid Corp.	9.50%	6/15/2017	10,000	10,390,500
Rite Aid Corp.	10.25%	10/15/2019	10,000	11,300,000
Stater Bros Holdings, Inc.	7.375%	11/15/2018	5,000	5,312,500
Tops Holding Corp./Tops Markets LLC†	8.875%	12/15/2017	14,000	15,225,000
Tops Holding II Corp. PIK†	8.75%	6/15/2018	6,200	6,114,750
Total				88,853,295

Food: Wholesale 1.89%
B&G Foods, Inc.	4.625%	6/1/2021	10,000	9,575,000
BRF SA (Brazil)†(b)	3.95%	5/22/2023	4,250	3,750,625
Bumble Bee Holdco SCA PIK (Luxembourg)†(b)	9.625%	3/15/2018	5,725	5,982,625

See Notes to Financial Statements.	19

Schedule of Investments (unaudited)(continued)

June 30, 2013

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Food: Wholesale (continued)
Del Monte Corp.	7.625%	2/15/2019	$18,000	$18,585,000
Dole Food Co., Inc.	8.75%	7/15/2013	12,000	12,036,000
Hawk Acquisition Sub, Inc.†	4.25%	10/15/2020	7,800	7,478,250
Ingredion, Inc.	4.625%	11/1/2020	8,000	8,474,368
Land O’Lakes, Inc.†	6.00%	11/15/2022	9,750	10,066,875
Michael Foods Holding, Inc. PIK†	8.50%	7/15/2018	4,700	4,852,750
Post Holdings, Inc.	7.375%	2/15/2022	20,000	21,500,000
Shearer’s Foods LLC/Chip Finance Corp.†	9.00%	11/1/2019	10,500	11,156,250
Smithfield Foods, Inc.	6.625%	8/15/2022	4,710	5,075,025
US Foods, Inc.	8.50%	6/30/2019	16,000	16,800,000
Viterra, Inc. (Canada)†(b)	5.95%	8/1/2020	18,250	19,324,104
Wells Enterprises, Inc.†	6.75%	2/1/2020	1,550	1,627,500
Total				156,284,372

Forestry/Paper 0.64%
Longview Fibre Paper & Packaging, Inc.†	8.00%	6/1/2016	14,000	14,612,500
Louisiana-Pacific Corp.	7.50%	6/1/2020	8,000	8,760,000
Millar Western Forest Products Ltd. (Canada)(b)	8.50%	4/1/2021	10,000	9,925,000
Rock-Tenn Co.	3.50%	3/1/2020	5,000	4,899,805
Rock-Tenn Co.	4.90%	3/1/2022	3,248	3,353,508
Weyerhaeuser Co.	7.375%	10/1/2019	10,000	11,824,960
Total				53,375,773

Gaming 2.31%
Boyd Acquisition Sub LLC/Boyd Acquisition Finance Corp.†	8.375%	2/15/2018	12,000	12,540,000
Boyd Gaming Corp.	7.125%	2/1/2016	5,000	4,937,500
Caesars Entertainment Operating Co., Inc.	8.50%	2/15/2020	5,000	4,728,125
CCM Merger, Inc.†	9.125%	5/1/2019	14,000	14,700,000
Downstream Development Authority of the Quapaw Tribe of Oklahoma†	10.50%	7/1/2019	9,250	9,851,250
Graton Economic Development Authority†	9.625%	9/1/2019	20,725	22,797,500
MCE Finance Ltd.†	5.00%	2/15/2021	18,000	16,920,000
MGM Resorts International	7.625%	1/15/2017	7,500	8,231,250
Mohegan Tribal Gaming Authority†	11.50%	11/1/2017	20,000	22,200,000
MTR Gaming Group, Inc. PIK	11.50%	8/1/2019	8,200	8,610,000
Pinnacle Entertainment, Inc.	7.75%	4/1/2022	7,500	7,875,000
River Rock Entertainment Authority (The)	9.00%	11/1/2018	13,168	10,863,600
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.†	9.50%	6/15/2019	10,157	11,020,345

20	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2013

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Gaming (continued)
Snoqualmie Entertainment Authority†	9.125%	2/1/2015	$17,000	$16,776,875
Sugarhouse HSP Gaming Prop. Mezz. LP/Sugarhouse HSP Gaming Finance Corp.†	6.375%	6/1/2021	14,100	13,712,250
Wynn Las Vegas LLC/Capital Corp.	5.375%	3/15/2022	5,300	5,379,500
Total				191,143,195

Gas Distribution 3.30%
Chesapeake Midstream Partners LP/CHKM
Finance Corp.	6.125%	7/15/2022	5,000	5,087,500
El Paso Corp.	6.50%	9/15/2020	10,000	10,711,370
El Paso Corp.	7.00%	6/15/2017	12,000	13,105,908
El Paso Corp.	7.75%	1/15/2032	10,000	10,674,290
Energy Transfer Partners LP	5.20%	2/1/2022	22,100	23,427,480
Ferrellgas LP/Ferrellgas Finance Corp.	6.50%	5/1/2021	12,000	12,090,000
Ferrellgas Partners LP	8.625%	6/15/2020	9,750	9,969,375
Florida Gas Transmission Co. LLC†	7.90%	5/15/2019	7,700	9,631,807
Hiland Partners LP/Hiland Partners Finance Corp.†	7.25%	10/1/2020	7,400	7,659,000
IFM US Colonial Pipeline 2 LLC†	6.45%	5/1/2021	19,000	20,391,902
Inergy Midstream LP/NRGM Finance Corp.†	6.00%	12/15/2020	3,650	3,540,500
Kinder Morgan Finance Co. LLC†	6.00%	1/15/2018	15,000	15,823,485
LBC Tank Terminals Holding Netherlands BV (Belgium)†(b)	6.875%	5/15/2023	7,900	7,959,250
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.	5.50%	2/15/2023	13,250	13,117,500
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.	6.25%	6/15/2022	3,153	3,263,355
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.	6.75%	11/1/2020	17,000	18,020,000
Martin Midstream Partners LP/Martin Midstream Finance Corp.†	7.25%	2/15/2021	5,000	5,037,500
Northwest Pipeline GP	6.05%	6/15/2018	5,025	5,866,537
Panhandle Eastern Pipeline Co. LP	7.00%	6/15/2018	7,600	9,109,398
Panhandle Eastern Pipeline Co. LP	8.125%	6/1/2019	13,800	16,901,812
Regency Energy Partners LP/Regency Energy Finance Corp.†	4.50%	11/1/2023	5,500	4,991,250
Regency Energy Partners LP/Regency Energy Finance Corp.	5.50%	4/15/2023	5,800	5,742,000
Sabine Pass Liquefaction LLC†	5.625%	2/1/2021	10,000	9,725,000
Suburban Propane Partners LP/Suburban Energy Finance Corp.	7.375%	8/1/2021	22,067	23,060,015

See Notes to Financial Statements.	21

Schedule of Investments (unaudited)(continued)

June 30, 2013

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Gas Distribution (continued)
Tesoro Logistics LP/Tesoro Logistics Finance Corp.†	5.875%	10/1/2020	$8,525	$8,439,750
Total				273,345,984

Health Facilities 3.48%
Amsurg Corp.	5.625%	11/30/2020	10,000	10,050,000
Capella Healthcare, Inc.	9.25%	7/1/2017	14,000	14,875,000
Community Health Systems, Inc.	8.00%	11/15/2019	55,000	58,781,250
DaVita, Inc.	5.75%	8/15/2022	21,500	21,553,750
Dignity Health	4.50%	11/1/2042	10,000	8,812,660
HCA Holdings, Inc.	6.25%	2/15/2021	5,000	5,112,500
HCA Holdings, Inc.	7.75%	5/15/2021	30,000	32,475,000
HCA, Inc.	6.50%	2/15/2020	20,000	21,687,500
HCA, Inc.	7.50%	2/15/2022	25,000	27,750,000
HCA, Inc.	7.69%	6/15/2025	5,935	6,439,475
HealthSouth Corp.	8.125%	2/15/2020	21,000	22,837,500
IASIS Healthcare LLC/IASIS Capital Corp.	8.375%	5/15/2019	5,000	5,071,875
Omega Healthcare Investors, Inc.	6.75%	10/15/2022	6,900	7,383,000
Omega Healthcare Investors, Inc.	7.50%	2/15/2020	7,750	8,292,500
Tenet Healthcare Corp.	9.25%	2/1/2015	5,000	5,431,250
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc.	8.00%	2/1/2018	30,000	31,950,000
Total				288,503,260

Health Services 0.44%
Service Corp. International†(h)	5.375%	1/15/2022	3,900	3,900,000
STHI Holding Corp.†	8.00%	3/15/2018	12,500	13,562,500
Truven Health Analytics, Inc.†	10.625%	6/1/2020	17,000	18,785,000
Total				36,247,500

Hotels 0.34%
Host Hotels & Resorts LP	5.25%	3/15/2022	3,880	4,026,447
RHP Hotel Properties LP/RHP Finance Corp.†	5.00%	4/15/2021	5,000	4,875,000
Starwood Hotels & Resorts Worldwide, Inc.	6.75%	5/15/2018	8,500	10,060,736
Wyndham Worldwide Corp.	3.90%	3/1/2023	10,000	9,546,200
Total				28,508,383

Household & Leisure Products 0.53%
American Standard Americas†	10.75%	1/15/2016	12,675	13,372,125
BC Mountain LLC/BC Mountain Finance, Inc.†	7.00%	2/1/2021	9,675	9,892,687
RSI Home Products, Inc.†	6.875%	3/1/2018	5,000	5,137,500

22	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2013

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Household & Leisure Products (continued)
Serta Simmons Holdings LLC†	8.125%	10/1/2020	$15,000	$15,337,500
Total				43,739,812

Insurance Brokerage 0.31%
A-S Co-Issuer Subsidiary, Inc./A-S Merger Sub LLC†	7.875%	12/15/2020	10,235	10,337,350
HUB International Ltd.†	8.125%	10/15/2018	14,500	15,152,500
Total				25,489,850

Integrated Energy 0.35%
Alta Wind Holdings LLC†	7.00%	6/30/2035	10,439	11,004,310
LUKOIL International Finance BV (Netherlands)†(b)	6.656%	6/7/2022	9,000	9,832,500
Rosneft Oil Co via Rosneft International Finance Ltd. (Ireland)†(b)	4.199%	3/6/2022	9,000	8,361,000
Total				29,197,810

Investments & Miscellaneous Financial Services 1.27%
FMR LLC†	5.35%	11/15/2021	14,800	16,067,546
KKR Group Finance Co.†	6.375%	9/29/2020	10,900	12,407,176
Legg Mason, Inc.	5.50%	5/21/2019	10,000	10,317,550
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	5.625%	3/15/2020	3,700	3,848,000
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	5.875%	3/15/2022	15,000	15,375,000
Nuveen Investments, Inc.†	9.125%	10/15/2017	27,000	27,202,500
Nuveen Investments, Inc.†	9.50%	10/15/2020	20,000	20,000,000
Total				105,217,772

Leisure 0.48%
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.†	5.25%	3/15/2021	10,000	9,637,500
MU Finance plc (United Kingdom)†(b)	8.375%	2/1/2017	14,110	15,097,368
Royal Caribbean Cruises Ltd.	5.25%	11/15/2022	8,850	8,717,250
Viking Cruises Ltd.†	8.50%	10/15/2022	6,000	6,600,000
Total				40,052,118

Life Insurance 0.24%
MetLife Capital Trust X†	9.25%	4/8/2038	15,075	19,974,375

Machinery 1.14%
Cleaver-Brooks, Inc.†	8.75%	12/15/2019	10,500	11,051,250
Flowserve Corp.	3.50%	9/15/2022	3,880	3,733,697

See Notes to Financial Statements.	23

Schedule of Investments (unaudited)(continued)

June 30, 2013

			Principal
	Interest	Maturity	Amount		Fair
Investments	Rate	Date	(000)		Value
Machinery (continued)
Manitowoc Co., Inc. (The)	5.875%	10/15/2022		$11,750	$11,867,500
Manitowoc Co., Inc. (The)	8.50%	11/1/2020		25,000	27,375,000
Mcron Finance Sub LLC/Mcron Finance Corp.†	8.375%	5/15/2019		16,500	16,912,500
Milacron LLC/Mcron Finance Corp.†	7.75%	2/15/2021		11,725	11,754,313
Steelcase, Inc.	6.375%	2/15/2021		11,175	12,088,444
Total					94,782,704

Managed Care 0.20%
Centene Corp.	5.75%	6/1/2017		15,525	16,340,063

Media: Broadcast 0.87%
Allbritton Communications Co.	8.00%	5/15/2018		5,000	5,337,500
AMC Networks, Inc.	4.75%	12/15/2022		10,960	10,631,200
AMC Networks, Inc.	7.75%	7/15/2021		12,000	13,170,000
Clear Channel Communications, Inc.	4.90%	5/15/2015		3,000	2,790,000
Clear Channel Communications, Inc.†	9.00%	12/15/2019		14,000	13,650,000
Clear Channel Communications, Inc.†	11.25%	3/1/2021		17,500	18,331,250
LIN Television Corp.	8.375%	4/15/2018		7,500	8,015,625
Total					71,925,575

Media: Cable 3.41%
Cablevision Systems Corp.	5.875%	9/15/2022		28,000	27,230,000
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.25%	3/15/2021		8,100	8,019,000
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.75%	9/1/2023		11,500	11,183,750
CCO Holdings LLC/CCO Holdings Capital Corp.	8.125%	4/30/2020		17,500	19,206,250
CSC Holdings LLC	8.625%	2/15/2019		7,375	8,555,000
DISH DBS Corp.†	4.25%	4/1/2018		12,136	11,953,960
DISH DBS Corp.	4.625%	7/15/2017		7,864	7,942,640
DISH DBS Corp.†	5.125%	5/1/2020		15,600	15,366,000
DISH DBS Corp.	5.875%	7/15/2022		15,000	15,300,000
DISH DBS Corp.	6.75%	6/1/2021		16,650	17,773,875
Harron Communications LP/Harron Finance Corp.†	9.125%	4/1/2020		6,600	7,161,000
Mediacom Broadband LLC/Mediacom Broadband Corp.	6.375%	4/1/2023		26,925	26,925,000
Mediacom Communications Corp.	9.125%	8/15/2019		32,450	35,046,000
Nara Cable Funding Ltd. (Ireland)†(b)	8.875%	12/1/2018		8,550	8,934,750
Ono Finance II plc (Ireland)†(b)	10.875%	7/15/2019		7,075	7,393,375
Unitymedia Hessen GmbH & Co. KG/ Unitymedia NRW GmbH (Germany)†(a)	5.50%	9/15/2022	EUR	6,000	7,595,125

24	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2013

			Principal
	Interest	Maturity	Amount		Fair
Investments	Rate	Date	(000)		Value
Media: Cable (continued)
Unitymedia Hessen GmbH & Co. KG/ Unitymedia NRW GmbH (Germany)†(b)	5.50%	1/15/2023		$11,625	$11,043,750
Unitymedia Hessen GmbH & Co. KG/ Unitymedia NRW GmbH (Germany)†(b)	7.50%	3/15/2019		4,450	4,705,875
UPCB Finance V Ltd.†	7.25%	11/15/2021		14,000	14,875,000
Virgin Media Finance plc (United Kingdom)(b)	8.375%	10/15/2019		15,000	16,350,000
Total					282,560,350

Media: Diversified 0.17%
Netflix, Inc.†	5.375%	2/1/2021		14,000	14,000,000

Media: Services 0.64%
Affinion Group, Inc.	11.50%	10/15/2015		18,500	14,337,500
Griffey Intermediate, Inc./Griffey Finance Sub LLC†	7.00%	10/15/2020		16,300	15,811,000
Southern Graphics, Inc.†	8.375%	10/15/2020		10,000	10,350,000
WMG Acquisition Corp.†	6.00%	1/15/2021		3,870	3,957,075
WMG Acquisition Corp.	11.50%	10/1/2018		7,500	8,625,000
Total					53,080,575

Medical Products 0.91%
Biomet, Inc.	6.50%	8/1/2020		31,500	32,622,187
Grifols, Inc.	8.25%	2/1/2018		5,100	5,508,000
Hologic, Inc.	6.25%	8/1/2020		9,000	9,376,875
Kinetic Concepts, Inc./KCI USA, Inc.	10.50%	11/1/2018		7,500	8,100,000
Life Technologies Corp.	6.00%	3/1/2020		5,300	5,979,116
Mallinckrodt International Finance SA†	4.75%	4/15/2023		5,750	5,488,007
Polymer Group, Inc.	7.75%	2/1/2019		8,000	8,360,000
Total					75,434,185

Metals/Mining (Excluding Steel) 1.14%
Allied Nevada Gold Corp.†(a)	8.75%	6/1/2019	CAD	4,300	3,536,655
Arch Coal, Inc.	7.25%	6/15/2021		$15,000	12,300,000
Boart Longyear Management Pty Ltd. (Australia)†(b)	7.00%	4/1/2021		7,500	7,106,250
Cliffs Natural Resources, Inc.	5.90%	3/15/2020		8,000	7,719,336
FMG Resources (August 2006) Pty Ltd. (Australia)†(b)	8.25%	11/1/2019		23,000	23,805,000
Gold Fields Orogen Holding BVI Ltd.†	4.875%	10/7/2020		12,500	10,578,000
James River Coal Co.	7.875%	4/1/2019		5,000	2,275,000
KGHM International Ltd. (Canada)†(b)	7.75%	6/15/2019		6,500	6,630,000
Mirabela Nickel Ltd. (Australia)†(b)	8.75%	4/15/2018		15,875	12,700,000
New Gold, Inc. (Canada)†(b)	6.25%	11/15/2022		3,700	3,561,250

See Notes to Financial Statements.	25

Schedule of Investments (unaudited)(continued)

June 30, 2013

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Metals/Mining (Excluding Steel) (continued)
Teck Resources Ltd. (Canada)(b)	4.75%	1/15/2022	$4,675	$4,657,665
Total				94,869,156

Monoline Insurance 0.22%
Fidelity National Financial, Inc.	6.60%	5/15/2017	16,250	18,026,580

Oil Field Equipment & Services 1.88%
BakerCorp International, Inc.	8.25%	6/1/2019	4,400	4,334,000
Basic Energy Services, Inc.	7.75%	2/15/2019	8,000	7,940,000
Dresser-Rand Group, Inc.	6.50%	5/1/2021	16,000	17,040,000
FMC Technologies, Inc.	3.45%	10/1/2022	6,475	6,214,737
Gulfmark Offshore, Inc.	6.375%	3/15/2022	16,800	16,758,000
Hornbeck Offshore Services, Inc.†	5.00%	3/1/2021	12,000	11,160,000
Hornbeck Offshore Services, Inc.	5.875%	4/1/2020	20,000	20,200,000
Key Energy Services, Inc.	6.75%	3/1/2021	5,750	5,548,750
Offshore Group Investment Ltd.†	7.125%	4/1/2023	6,200	6,122,500
Oil States International, Inc.†	5.125%	1/15/2023	3,000	3,150,000
Oil States International, Inc.	6.50%	6/1/2019	16,000	16,640,000
Precision Drilling Corp. (Canada)(b)	6.50%	12/15/2021	3,250	3,306,875
Precision Drilling Corp. (Canada)(b)	6.625%	11/15/2020	2,825	2,881,500
SEACOR Holdings, Inc.	7.375%	10/1/2019	19,750	20,863,110
SESI LLC	6.375%	5/1/2019	6,700	6,951,250
Trinidad Drilling Ltd. (Canada)†(b)	7.875%	1/15/2019	6,600	6,963,000
Total				156,073,722

Oil Refining & Marketing 0.32%
Tesoro Corp.	5.375%	10/1/2022	10,000	10,175,000
Tesoro Corp.	9.75%	6/1/2019	15,000	16,650,000
Total				26,825,000

Packaging 2.51%
AEP Industries, Inc.	8.25%	4/15/2019	15,000	16,218,750
Ardagh Packaging Finance plc (Ireland)†(b)	9.125%	10/15/2020	9,500	10,176,875
Ball Corp.	4.00%	11/15/2023	12,000	11,145,000
Crown Cork & Seal Co., Inc.	7.375%	12/15/2026	46,570	51,459,850
Packaging Dynamics Corp.†	8.75%	2/1/2016	6,525	6,622,875
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA	5.75%	10/15/2020	10,000	10,100,000
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA	8.50%	5/15/2018	45,000	46,575,000

26	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2013

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Packaging (continued)
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA	9.875%	8/15/2019	$8,225	$8,841,875
Sealed Air Corp.†	6.875%	7/15/2033	25,000	23,875,000
Sealed Air Corp.†	8.375%	9/15/2021	13,500	15,322,500
Tekni-Plex, Inc.†	9.75%	6/1/2019	7,235	7,723,362
Total				208,061,087

Pharmaceuticals 0.46%
Sky Growth Acquisition Corp.†	7.375%	10/15/2020	23,100	23,793,000
Warner Chilcott Co. LLC/Warner Chilcott Finance LLC (Puerto Rico)(b)	7.75%	9/15/2018	10,000	10,850,000
Zoetis, Inc.†	1.875%	2/1/2018	4,000	3,920,072
Total				38,563,072

Printing & Publishing 0.15%
ProQuest LLC/ProQuest Notes Co.†	9.00%	10/15/2018	12,625	12,688,125

Property & Casualty 0.04%
Liberty Mutual Group, Inc.†	5.00%	6/1/2021	3,000	3,169,692

Railroads 0.45%
Florida East Coast Railway Corp.	8.125%	2/1/2017	20,000	21,250,000
Kansas City Southern de Mexico SA de CV (Mexico)†(b)	2.35%	5/15/2020	11,750	11,385,480
Watco Cos. LLC/Watco Finance Corp.†	6.375%	4/1/2023	4,700	4,700,000
Total				37,335,480

Real Estate Development & Management 0.20%
Brookfield Residential Properties, Inc. (Canada)†(b)	6.50%	12/15/2020	9,000	9,112,500
Jones Lang LaSalle, Inc.	4.40%	11/15/2022	7,200	7,078,572
Total				16,191,072

Real Estate Investment Trusts 1.48%
Camden Property Trust	2.95%	12/15/2022	10,000	9,104,000
DDR Corp.	7.875%	9/1/2020	11,000	13,436,335
Goodman Funding Pty Ltd. (Australia)†(b)	6.00%	3/22/2022	9,600	10,644,250
Goodman Funding Pty Ltd. (Australia)†(b)	6.375%	11/12/2020	10,000	11,210,510
Health Care REIT, Inc.	4.95%	1/15/2021	11,700	12,468,959
Health Care REIT, Inc.	6.125%	4/15/2020	10,000	11,376,030
Kilroy Realty LP	3.80%	1/15/2023	12,230	11,478,650
ProLogis LP(i)	6.875%	3/15/2020	21,000	24,399,438
ProLogis LP	8.65%	5/15/2016	8,150	8,665,812

See Notes to Financial Statements.	27

Schedule of Investments (unaudited)(continued)

June 30, 2013

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Real Estate Investment Trusts (continued)
Washington Real Estate Investment Trust	3.95%	10/15/2022	$10,000	$9,546,880
Total				122,330,864

Restaurants 0.24%
DineEquity, Inc.	9.50%	10/30/2018	8,000	8,920,000
Fiesta Restaurant Group, Inc.	8.875%	8/15/2016	4,380	4,686,600
Seminole Hard Rock Entertainment, Inc./ Seminole Hard Rock International LLC†	5.875%	5/15/2021	6,700	6,511,563
Total				20,118,163

Software/Services 4.12%
Alliance Data Systems Corp.†	6.375%	4/1/2020	53,000	54,855,000
Ceridian Corp.†	11.00%	3/15/2021	2,700	2,997,000
Ceridian Corp.	11.25%	11/15/2015	5,750	5,857,813
Dun & Bradstreet Corp. (The)	4.375%	12/1/2022	19,425	18,800,350
First Data Corp.†	8.25%	1/15/2021	27,000	27,675,000
First Data Corp.	11.25%	3/31/2016	5,148	5,057,910
First Data Corp.†	11.25%	1/15/2021	14,325	14,360,812
First Data Corp.	12.625%	1/15/2021	48,100	51,106,250
Infor US, Inc.	9.375%	4/1/2019	10,000	10,887,500
NeuStar, Inc.†	4.50%	1/15/2023	14,380	13,661,000
Nuance Communications, Inc.†	5.375%	8/15/2020	18,000	17,685,000
SERENA Software, Inc.	10.375%	3/15/2016	6,099	6,038,010
Sophia LP/Sophia Finance, Inc.†	9.75%	1/15/2019	20,000	21,500,000
SRA International, Inc.	11.00%	10/1/2019	7,475	7,774,000
SunGard Data Systems, Inc.†	6.625%	11/1/2019	31,500	31,815,000
SunGard Data Systems, Inc.	7.375%	11/15/2018	14,000	14,840,000
SunGard Data Systems, Inc.	7.625%	11/15/2020	6,100	6,496,500
Syniverse Holdings, Inc.	9.125%	1/15/2019	12,500	13,406,250
VeriSign, Inc.†	4.625%	5/1/2023	17,500	17,062,500
Total				341,875,895

Specialty Retail 2.99%
Brookstone Co., Inc.†	13.00%	10/15/2014	7,058	5,964,010
Brown Shoe Co., Inc.	7.125%	5/15/2019	12,500	13,125,000
CDR DB Sub, Inc.†	7.75%	10/15/2020	30,000	30,225,000
Claire’s Stores, Inc.†	7.75%	6/1/2020	6,000	5,835,000
Claire’s Stores, Inc.	8.875%	3/15/2019	7,000	7,385,000
Claire’s Stores, Inc.†	9.00%	3/15/2019	9,700	10,718,500
CST Brands, Inc.†	5.00%	5/1/2023	12,000	11,760,000

28	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2013

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Specialty Retail (continued)
J. Crew Group, Inc.	8.125%	3/1/2019	$14,000	$14,770,000
Limited Brands, Inc.	7.00%	5/1/2020	15,000	16,725,000
Limited Brands, Inc.	7.60%	7/15/2037	7,500	7,743,750
Limited Brands, Inc.	8.50%	6/15/2019	12,500	14,562,500
LKQ Corp.†	4.75%	5/15/2023	9,950	9,527,125
Michaels Stores, Inc.	7.75%	11/1/2018	7,400	7,955,000
PETCO Animal Supplies, Inc.†	9.25%	12/1/2018	10,000	10,825,000
PETCO Holdings, Inc. PIK†	8.50%	10/15/2017	5,000	5,125,000
QVC, Inc.†	4.375%	3/15/2023	7,750	7,242,964
QVC, Inc.†	7.375%	10/15/2020	17,500	19,099,815
Rent-A-Center, Inc.†	4.75%	5/1/2021	5,450	5,191,125
Sally Holdings LLC/Sally Capital, Inc.	5.75%	6/1/2022	7,700	7,854,000
Toys “R” Us Property Co. I LLC	10.75%	7/15/2017	20,000	21,200,000
Toys “R” Us Property Co. II LLC	8.50%	12/1/2017	14,000	14,612,500
Total				247,446,289

Steel Producers/Products 0.64%
Allegheny Ludlum Corp.	6.95%	12/15/2025	13,875	15,014,789
Allegheny Technologies, Inc.	9.375%	6/1/2019	10,200	12,601,274
ArcelorMittal (Luxembourg)(b)	6.00%	3/1/2021	5,000	5,012,500
Essar Steel Algoma, Inc. (Canada)†(b)	9.375%	3/15/2015	8,000	7,640,000
Essar Steel Algoma, Inc. (Canada)†(b)	9.875%	6/15/2015	6,500	5,070,000
JMC Steel Group†	8.25%	3/15/2018	8,000	7,860,000
Total				53,198,563

Support: Services 2.27%
Ashtead Capital, Inc.†	6.50%	7/15/2022	3,600	3,771,000
Avis Budget Car Rental	9.75%	3/15/2020	5,500	6,352,500
Compiler Finance Sub, Inc.†	7.00%	5/1/2021	18,700	18,232,500
Corrections Corp. of America†	4.125%	4/1/2020	3,600	3,528,000
FTI Consulting, Inc.†	6.00%	11/15/2022	9,300	9,462,750
FTI Consulting, Inc.	6.75%	10/1/2020	14,350	15,175,125
Hertz Corp. (The)	5.875%	10/15/2020	2,100	2,173,500
Hertz Corp. (The)	7.50%	10/15/2018	25,000	26,937,500
Iron Mountain, Inc.	5.75%	8/15/2024	9,250	8,718,125
Iron Mountain, Inc.	7.75%	10/1/2019	10,400	11,232,000
Iron Mountain, Inc.	8.375%	8/15/2021	11,250	12,023,437
NES Rentals Holdings, Inc.†	7.875%	5/1/2018	7,800	7,722,000
NESCO LLC/NESCO Holdings Corp.†	11.75%	4/15/2017	12,400	13,516,000

See Notes to Financial Statements.	29

Schedule of Investments (unaudited)(continued)

June 30, 2013

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Support: Services (continued)
RSC Equipment Rental, Inc./RSC Holdings III LLC	8.25%	2/1/2021	$10,700	$11,770,000
Sotheby’s†	5.25%	10/1/2022	20,000	19,500,000
United Rentals North America, Inc.	6.125%	6/15/2023	7,000	7,000,000
United Rentals North America, Inc.	7.625%	4/15/2022	10,000	10,875,000
Total				187,989,437

Telecommunications Equipment 0.42%
Alcatel-Lucent USA, Inc.	6.45%	3/15/2029	5,000	3,812,500
CommScope Holding Co., Inc. PIK†	6.625%	6/1/2020	9,800	9,408,000
CommScope, Inc.†	8.25%	1/15/2019	20,000	21,450,000
Total				34,670,500

Telecommunications: Integrated/Services 3.58%
CenturyLink, Inc.	6.15%	9/15/2019	15,000	15,675,000
CenturyLink, Inc.	6.45%	6/15/2021	30,000	31,425,000
DigitalGlobe, Inc.†	5.25%	2/1/2021	18,500	17,852,500
Dycom Investments, Inc.	7.125%	1/15/2021	16,750	17,838,750
Equinix, Inc.	5.375%	4/1/2023	3,950	3,890,750
Equinix, Inc.	7.00%	7/15/2021	12,150	13,228,312
Frontier Communications Corp.	7.125%	1/15/2023	3,950	3,945,063
Frontier Communications Corp.	7.625%	4/15/2024	7,800	7,858,500
Frontier Communications Corp.	9.25%	7/1/2021	7,275	8,348,063
GCI, Inc.	6.75%	6/1/2021	5,000	4,700,000
Hellas II (Luxembourg)†(b)(c)	Zero Coupon	1/15/2015	15,000	1,500
Hughes Satellite Systems Corp.	7.625%	6/15/2021	27,500	29,356,250
Intelsat Jackson Holdings SA (Luxembourg)(b)	7.25%	4/1/2019	3,500	3,679,375
Intelsat Jackson Holdings SA (Luxembourg)(b)	7.50%	4/1/2021	19,275	20,335,125
Intelsat Luxembourg SA (Luxembourg)†(b)	6.75%	6/1/2018	2,900	2,936,250
Intelsat Luxembourg SA (Luxembourg)†(b)	7.75%	6/1/2021	17,075	17,309,781
Intelsat Luxembourg SA (Luxembourg)†(b)	8.125%	6/1/2023	7,300	7,564,625
MasTec, Inc.	4.875%	3/15/2023	12,950	12,334,875
Sable International Finance Ltd.†	8.75%	2/1/2020	12,500	13,812,500
Softbank Corp. (Japan)†(b)	4.50%	4/15/2020	13,400	12,917,600
Telemar Norte Leste SA (Brazil)†(b)	5.50%	10/23/2020	9,532	8,912,420
Windstream Corp.	7.00%	3/15/2019	30,250	30,401,250
Windstream Corp.	7.50%	4/1/2023	12,000	12,240,000
Total				296,563,489

30	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2013

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Telecommunications: Wireless 4.65%
American Tower Corp.	4.70%	3/15/2022	$20,300	$20,510,775
CC Holdings GS V LLC/Crown Castle GS III Corp.	3.849%	4/15/2023	15,310	14,465,577
Clearwire Communications LLC/Clearwire Finance, Inc.†	12.00%	12/1/2015	7,500	7,987,500
Clearwire Communications LLC/Clearwire Finance, Inc.†	14.75%	12/1/2016	2,000	2,740,000
Cricket Communications, Inc.	7.75%	10/15/2020	29,000	27,985,000
Crown Castle International Corp.	5.25%	1/15/2023	6,825	6,577,594
Digicel Group Ltd. (Jamaica)†(b)	10.50%	4/15/2018	18,432	19,630,080
Digicel Ltd. (Jamaica)†(b)	7.00%	2/15/2020	16,500	16,747,500
MetroPCS Wireless, Inc.	6.625%	11/15/2020	15,000	15,618,750
MetroPCS Wireless, Inc.	7.875%	9/1/2018	20,000	21,400,000
Millicom International Cellular SA (Luxembourg)†(b)	4.75%	5/22/2020	5,350	5,097,266
NII Capital Corp.	8.875%	12/15/2019	14,000	11,970,000
NII Capital Corp.	10.00%	8/15/2016	2,500	2,437,500
SBA Telecommunications, Inc.†	5.75%	7/15/2020	9,000	9,056,250
SBA Telecommunications, Inc.	8.25%	8/15/2019	6,500	7,068,750
SES (Luxembourg)†(b)	3.60%	4/4/2023	8,600	8,383,925
Sprint Capital Corp.	6.90%	5/1/2019	50,000	52,250,000
Sprint Nextel Corp.†	7.00%	3/1/2020	15,500	16,778,750
Sprint Nextel Corp.	7.00%	8/15/2020	23,600	25,016,000
Sprint Nextel Corp.	9.125%	3/1/2017	15,000	17,325,000
Telemovil Finance Co., Ltd. (El Salvador)†(b)	8.00%	10/1/2017	11,450	12,165,625
ViaSat, Inc.	6.875%	6/15/2020	10,000	10,600,000
Vimpel Communications via VIP Finance Ireland Ltd. OJSC (Luxembourg)†(b)	7.748%	2/2/2021	8,550	9,137,812
Wind Acquisition Finance SA (Italy)†(b)	7.25%	2/15/2018	8,500	8,606,250
Wind Acquisition Finance SA (Italy)†(b)	11.75%	7/15/2017	34,000	35,530,000
Total				385,085,904

Theaters & Entertainment 0.19%
Live Nation Entertainment, Inc.†	8.125%	5/15/2018	15,000	15,975,000

Transportation (Excluding Air/Rail) 0.28%
Asciano Finance Ltd. (Australia)†(b)	4.625%	9/23/2020	9,750	9,839,856
Great Lakes Dredge & Dock Corp.	7.375%	2/1/2019	13,000	13,536,250
Total				23,376,106
Total High Yield Corporate Bonds (cost $6,562,932,911)				6,731,753,635

See Notes to Financial Statements.	31

Schedule of Investments (unaudited)(continued)

June 30, 2013

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
MUNICIPAL BOND 0.20%

Other Revenue
NYC Indus Dev Agy, NY† (cost $12,000,000)	11.00%	3/1/2029	$12,000	$16,917,960

	Dividend		Shares
	Rate		(000)
PREFERRED STOCKS 0.58%

Agency/Government Related 0.03%
Fannie Mae*	—		481	2,190,370

Banking 0.36%
GMAC Capital Trust I	8.125%		275	7,163,750
Texas Capital Bancshares, Inc.	6.50%		467	11,424,585
U.S. Bancorp	3.50%		13	11,197,062
Total				29,785,397

Forestry/Paper 0.11%
Weyerhaeuser Co.	6.375%		177	9,049,174

Property & Casualty 0.08%
Allstate Corp. (The)	5.10%		274	7,017,802
Total Preferred Stocks (cost $55,598,301)				48,042,743

	Exercise	Expiration
	Price	Date
WARRANTS 0.11%

Auto Parts & Equipment 0.02%
Cooper-Standard Holdings, Inc.*	$27.33	11/27/2017	84	1,753,563

Media: Broadcast 0.01%
ION Media Networks, Inc.*(j)	687.00	12/18/2016	2	243,750
ION Media Networks, Inc.*(j)	500.00	12/18/2016	2	612,250
Total				856,000

Media: Cable 0.08%
Charter Communications, Inc.*	46.86	11/30/2014	84	6,726,240
Total Warrants (cost $11,220,353)				9,335,803
Total Long-Term Investments (cost $7,998,225,746)				8,217,474,271

32	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2013

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
SHORT-TERM INVESTMENTS 0.47%

CONVERTIBLE BONDS 0.15%

Health Services 0.06%
LifePoint Hospitals, Inc.	3.50%	5/15/2014	$5,000	$5,431,250

Real Estate Investment Trusts 0.09%
Boston Properties LP†	3.625%	2/15/2014	7,000	7,240,625
Total Convertible Bonds (cost $12,883,308)				12,671,875

REPURCHASE AGREEMENT 0.32%
Repurchase Agreement dated 6/28/2013, 0.01% due 7/1/2013 with Fixed Income Clearing Corp. collateralized by $27,050,000 of U.S. Treasury Note at 1.00% due 10/31/2016; value: $27,243,408 proceeds: $26,709,233 (cost $26,709,211)			26,709	26,709,211
Total Short-Term Investments (cost $39,592,519)				39,381,086
Total Investments in Securities 99.62% (cost $8,037,818,265)				8,256,855,357
Cash, Foreign Cash and Other Assets in Excess of Liabilities(k) 0.38%				31,173,314
Net Assets 100.00%				$8,288,028,671

See Notes to Financial Statements.	33

Schedule of Investments (unaudited)(continued)

June 30, 2013

CAD	Canadian dollar.
CHF	Swiss franc.
EUR	euro.
GBP	British pound.
ADR	American Depositary Receipt.
ETF	Exchange Traded Fund.
PIK	Payment-in-kind.
*	Non-income producing security.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
~	Deferred interest debentures pay the stated rate, after which they pay a predetermined interest rate.
(a)	Investment in non-U.S. dollar denominated securities.
(b)	Foreign security traded in U.S. dollars.
(c)	Defaulted security.
(d)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate shown is the rate(s) in effect at June 30, 2013.
(e)	Security is perpetual in nature and has no stated maturity.
(f)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(g)	Debenture pays interest at an annual fixed rate of 8.00% through June 15, 2020. Thereafter, interest will be paid at an annual floating rate of 3-month LIBOR plus 6.405% through December 29, 2049. This debenture is subject to full redemption at the option of the issuer any time prior to December 29, 2049.
(h)	Securities purchased on a when-issued basis (See Note 2(i)).
(i)	Security has been partially segregated to cover margin requirements for open futures contracts as of June 30, 2013.
(j)	Restricted securities of ION Media Networks, Inc. acquired through private placement are as follows:

Investment Type	Acquisition Date	Acquired Shares	Cost on Acquisition Date	Fair value per share at June 30, 2013
Warrant	April 15, 2011	1,950	$4,318,663	$125.00
Warrant	April 15, 2011	1,975	5,785,009	310.00

(k)	Cash, Foreign Cash and Other Assets in Excess of Liabilities include net unrealized appreciation on open futures contracts and forward foreign currency exchange contracts as follows:

Open Futures Contracts at June 30, 2013:

Type	Expiration	Contracts	Position	Fair Value	Unrealized Appreciation
U.S. 10-Year Treasury Note	September 2013	1,000	Short	$(126,562,500)	$3,105,541

Open Forward Foreign Currency Exchange Contracts at June 30, 2013:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
British pound	Sell	J.P. Morgan	10/24/2013	4,780,000	$ 7,391,620	$7,264,886	$126,734
euro	Sell	J.P. Morgan	9/11/2013	15,369,000	20,344,591	20,011,193	333,398
euro	Sell	UBS AG	9/11/2013	25,278,000	33,440,999	32,913,197	527,802
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$987,934

34	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2013

The following is a summary of the inputs used as of June 30, 2013 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1		Level 2		Level 3	Total
Common Stocks	$284,529,079	(3)	$—		$—	$284,529,079
Pharmaceuticals	23,442,028		9,000,000	(4)	—	32,442,028
Convertible Bonds	—		576,751,376		—	576,751,376
Convertible Preferred Stocks
Aerospace/Defense	24,931,200		—		—	24,931,200
Auto Parts & Equipment	—		4,378,970		—	4,378,970
Automakers	14,448,000		—		—	14,448,000
Banking	27,762,500		—		—	27,762,500
Electric: Integrated	34,758,700		—		—	34,758,700
Energy: Exploration & Production	9,548,000		—		—	9,548,000
Food: Wholesale	—		18,180,000		—	18,180,000
Investments & Miscellaneous Financial Services	—		28,875,625		—	28,875,625
Life Insurance	21,916,000		—		—	21,916,000
Metals/Mining (Excluding Steel)	15,357,358		—		—	15,357,358
Railroads	—		14,416,800		—	14,416,800
Real Estate Investment Trusts	3,106,800		—		—	3,106,800
Steel Producers/Products	6,287,950		—		—	6,287,950
Telecommunications: Integrated/ Services	—		2,200,000		—	2,200,000
Floating Rate Loans(5)
Chemicals	—		4,000,000		—	4,000,000
Department Stores	—		4,715,087		—	4,715,087
Diversified Capital Goods	—		5,816,725		—	5,816,725
Electric: Generation	—		7,791,986		—	7,791,986
Electric: Integrated	—		—		6,702,746	6,702,746
Food	—		6,584,386		—	6,584,386
Food & Drug Retailers	—		16,039,369		—	16,039,369
Food/Tobacco	—		11,653,537		—	11,653,537
Food: Wholesale	—		—		7,370,010	7,370,010
Gaming	—		9,266,700		—	9,266,700
Health Facilities	—		10,048,419		—	10,048,419
Health Services	—		9,928,314		—	9,928,314
Investments & Miscellaneous Financial Services	—		6,833,863		5,299,219	12,133,082
Media: Broadcast	—		17,757,128		—	17,757,128
Media: Cable	—		8,423,288		—	8,423,288
Media: Services	—		14,709,489		7,228,309	21,937,798
Real Estate Development & Management	—		788,316		—	788,316
Software/Services	—		21,149,351		—	21,149,351
Foreign Bonds	—		41,931,663		—	41,931,663
Foreign Government Obligations	—		19,239,592		—	19,239,592
Government Sponsored Enterprises Pass-throughs	—		60,928,122		—	60,928,122

See Notes to Financial Statements.	35

Schedule of Investments (unaudited)(concluded)

June 30, 2013

Investment Type(2)	Level 1	Level 2	Level 3	Total
High Yield Corporate Bonds	$—	$6,173,515,150	$—	$6,173,515,150
Automakers	—	29,792,500	1,500	29,794,000
Banking	—	231,878,746	2,250	231,880,996
Telecommunications:
Integrated/Services	—	296,561,989	1,500	296,563,489
Municipal Bond	—	16,917,960	—	16,917,960
Preferred Stocks	18,257,346	—	—	18,257,346
Banking	18,588,335	11,197,062	—	29,785,397
Warrants	8,479,803	—	856,000	9,335,803
Repurchase Agreement	—	26,709,211	—	26,709,211
Total	$511,413,099	$7,717,980,724	$27,461,534	$8,256,855,357

Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$—	$987,934	$—	$987,934
Liabilities	—	—	—	—
Futures Contracts
Assets	3,105,541	—	—	3,105,541
Liabilities	—	—	—	—
Unfunded Commitments
Assets	—	—	30,148	30,148
Liabilities	—	—	—	—
Total	$3,105,541	$987,934	$30,148	$4,123,623

(1)	Refer to note 2(l) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.
(3)	Tribune Co. was categorized as Level 2 on December 31, 2012 due to the use of an observable dealer quotation. This security was listed on the NASDAQ on January 4, 2013. Therefore, as of June 30, 2013, this security was categorized as a Level 1 due to the use of an unadjusted quoted market closing price in an active market. Accordingly, $4,017,421 was transferred from Level 2 to Level 1 during the period ended June 30, 2013.
(4)	On June 30, 2013, Onyx Pharmaceuticals, Inc. announced that it rejected a stock buyout offer. This announcement took place subsequent to the most recent June 28, 2013 closing price on NASDAQ Stock Market LLC. Accordingly, observable input pricing was utilized resulting in a Level 2 valuation. During the period ended June 30, 2013, $5,664,750 was transferred from Level 1 to Level 2.
(5)	Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. The Fund does not have access to unobservable inputs and therefore cannot disclose such inputs in the valuation.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Floating Rate Loans	High Yield Corporate Bonds	Unfunded Commitments	Warrants
Balance as of January 1, 2013	$14,455,169	$42,975	$(13,860)	$1,081,250
Accrued discounts/premiums	139,951	—	—	—
Realized gain (loss)	11,111	—	—	—
Change in unrealized appreciation/depreciation	946,255	(37,725)	44,008	(225,250)
Purchases	5,284,687	—	—	—
Sales	(1,167,149)	—	—	—
Net transfers in or out of Level 3	6,930,260	—	—	—
Balance as of June 30, 2013	$26,600,284	$5,250	$30,148	$856,000

36	See Notes to Financial Statements.

This page is intentionally left blank.

Statement of Assets and Liabilities (unaudited)

June 30, 2013

ASSETS:
Investments in securities, at fair value (cost $8,037,818,265)	$8,256,855,357
Cash	3,794,556
Foreign cash, at value (cost $593,858)	582,140
Receivables:
Interest and dividends	127,041,826
Capital shares sold	47,217,769
Investment securities sold	31,478,070
Variation margin	78,222
Unrealized appreciation on unfunded commitments	30,148
Unrealized appreciation on forward foreign currency exchange contracts	987,934
Prepaid expenses and other assets	136,891
Total assets	8,468,202,913
LIABILITIES:
Payables:
Investment securities purchased	99,934,272
Capital shares reacquired	32,648,301
12b-1 distribution fees	4,376,371
Management fee	3,162,113
Directors’ fees	1,353,504
Fund administration	279,250
Distributions payable	37,194,569
Accrued expenses	1,225,862
Total liabilities	180,174,242
NET ASSETS	$8,288,028,671
COMPOSITION OF NET ASSETS:
Paid-in capital	$7,965,430,078
Distributions in excess of net investment income	(53,681,104)
Accumulated net realized gain on investments, futures contracts and foreign currency related transactions	153,136,977
Net unrealized appreciation on investments, futures contracts, unfunded commitments and translation of assets and liabilities denominated in foreign currencies	223,142,720
Net Assets	$8,288,028,671

38	See Notes to Financial Statements.

Statement of Assets and Liabilities (unaudited)(concluded)

June 30, 2013

Net assets by class:
Class A Shares	$4,680,800,771
Class B Shares	$186,480,940
Class C Shares	$1,993,292,304
Class F Shares	$1,029,721,362
Class I Shares	$246,252,332
Class P Shares	$75,338,820
Class R2 Shares	$3,084,761
Class R3 Shares	$73,057,381
Outstanding shares by class:
Class A Shares (1.14 billion shares of common stock authorized, $.001 par value)	581,058,628
Class B Shares (500 million shares of common stock authorized, $.001 par value)	23,069,902
Class C Shares (600 million shares of common stock authorized, $.001 par value)	246,831,277
Class F Shares (300 million shares of common stock authorized, $.001 par value)	127,989,098
Class I Shares (300 million shares of common stock authorized, $.001 par value)	30,710,231
Class P Shares (160 million shares of common stock authorized, $.001 par value)	9,157,768
Class R2 Shares (300 million shares of common stock authorized, $.001 par value)	382,918
Class R3 Shares (300 million shares of common stock authorized, $.001 par value)	9,082,593
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$8.06
Class A Shares-Maximum offering price (Net asset value plus sales charge of 4.75%)	$8.46
Class B Shares-Net asset value	$8.08
Class C Shares-Net asset value	$8.08
Class F Shares-Net asset value	$8.05
Class I Shares-Net asset value	$8.02
Class P Shares-Net asset value	$8.23
Class R2 Shares-Net asset value	$8.06
Class R3 Shares-Net asset value	$8.04

See Notes to Financial Statements.	39

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2013

Investment income:
Dividends	$9,086,352
Interest	259,488,300
Total investment income	268,574,652
Expenses:
Management fee	19,444,069
12b-1 distribution plan-Class A	8,491,901
12b-1 distribution plan-Class B	1,043,847
12b-1 distribution plan-Class C	10,300,399
12b-1 distribution plan-Class F	524,598
12b-1 distribution plan-Class P	146,354
12b-1 distribution plan-Class R2	9,670
12b-1 distribution plan-Class R3	180,816
Shareholder servicing	4,185,991
Fund administration	1,717,342
Reports to shareholders	298,038
Registration	135,962
Directors’ fees	120,157
Professional	62,288
Custody	61,479
Other	91,306
Gross expenses	46,814,217
Expense reductions (See Note 9)	(4,749)
Net expenses	46,809,468
Net investment income	221,765,184
Net realized and unrealized gain (loss):
Net realized gain on investments, futures contracts and foreign currency related transactions	146,053,723
Net change in unrealized appreciation/depreciation on investments, futures contracts, unfunded commitments and translation of assets and liabilities denominated in foreign currencies	(229,121,179)
Net realized and unrealized loss	(83,067,456)
Net Increase in Net Assets Resulting From Operations	$138,697,728

40	See Notes to Financial Statements.

Statements of Changes in Net Assets

INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended June 30, 2013 (unaudited)	For the Year Ended December 31, 2012
Operations:
Net investment income	$221,765,184	$470,722,591
Net realized gain on investments, futures contracts and foreign currency related transactions	146,053,723	179,468,950
Net change in unrealized appreciation/depreciation on investments, futures contracts, unfunded commitments and translation of assets and liabilities denominated in foreign currencies	(229,121,179)	348,185,327
Net increase in net assets resulting from operations	138,697,728	998,376,868
Distributions to shareholders from:
Net investment income
Class A	(131,363,865)	(276,284,375)
Class B	(4,980,809)	(13,966,875)
Class C	(49,068,410)	(103,530,439)
Class F	(29,619,384)	(60,760,217)
Class I	(6,970,739)	(13,613,665)
Class P	(2,361,439)	(6,491,817)
Class R2	(83,305)	(135,484)
Class R3	(1,918,219)	(3,346,105)
Total distributions to shareholders	(226,366,170)	(478,128,977)
Capital share transactions (Net of share conversions) (See Note 13):
Net proceeds from sales of shares	797,931,892	1,851,708,040
Reinvestment of distributions	193,053,165	398,371,696
Cost of shares reacquired	(1,191,230,353)	(1,947,729,826)
Net increase (decrease) in net assets resulting from capital share transactions	(200,245,296)	302,349,910
Net increase (decrease) in net assets	(287,913,738)	822,597,801
NET ASSETS:
Beginning of period	$8,575,942,409	$7,753,344,608
End of period	$8,288,028,671	$8,575,942,409
Distributions in excess of net investment income	$(53,681,104)	$(49,080,118)

See Notes to Financial Statements.	41

Financial Highlights

	Class A Shares
	Six Months Ended 6/30/2013		Year Ended 12/31
	(unaudited)		2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$8.14		$7.63	$7.81	$7.35	$5.86	$7.92
Investment operations:
Net investment income(a)	.22		.47	.47	.47	.45	.47
Net realized and unrealized gain (loss)	(.08)		.51	(.17)	.45	1.55	(2.01)
Total from investment operations	.14		.98	.30	.92	2.00	(1.54)
Distributions to shareholders from:
Net investment income	(.22)		(.47)	(.48)	(.46)	(.51)	(.52)
Net asset value, end of period	$8.06		$8.14	$7.63	$7.81	$7.35	$5.86
Total Return(b)	1.71	%(c)	13.22%	3.88%	12.94%	35.37%	(20.26)%
Ratios to Average Net Assets:
Expenses, including expense reductions	.48	%(c)	.96%	.97%	.97%	1.00%	1.00%
Expenses, excluding expense reductions	.48	%(c)	.96%	.97%	.97%	1.00%	1.00%
Net investment income	2.63	%(c)	5.88%	6.07%	6.19%	6.82%	6.63%

Supplemental Data:
Net assets, end of period (000)	$4,680,801		$4,850,567	$4,345,679	$4,415,645	$4,709,961	$3,316,663
Portfolio turnover rate	24.32	%(c)	45.87%	35.73%	42.65%	41.93%	29.01%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

42	See Notes to Financial Statements.

Financial Highlights (continued)

	Class B Shares
	Six Months Ended 6/30/2013		Year Ended 12/31
	(unaudited)		2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$8.17		$7.66	$7.84	$7.37	$5.87	$7.93
Investment operations:
Net investment income(a)	.19		.42	.42	.42	.41	.43
Net realized and unrealized gain (loss)	(.08)		.51	(.17)	.46	1.55	(2.02)
Total from investment operations	.11		.93	.25	.88	1.96	(1.59)
Distributions to shareholders from:
Net investment income	(.20)		(.42)	(.43)	(.41)	(.46)	(.47)
Net asset value, end of period	$8.08		$8.17	$7.66	$7.84	$7.37	$5.87
Total Return(b)	1.26	%(c)	12.47%	3.35%	12.16%	34.52%	(20.82)%
Ratios to Average Net Assets:
Expenses, including expense reductions	.80	%(c)	1.61%	1.62%	1.62%	1.65%	1.65%
Expenses, excluding expense reductions	.80	%(c)	1.61%	1.62%	1.62%	1.65%	1.65%
Net investment income	2.31	%(c)	5.25%	5.39%	5.54%	6.21%	5.95%

Supplemental Data:
Net assets, end of period (000)	$186,481		$225,154	$295,027	$530,340	$717,671	$660,920
Portfolio turnover rate	24.32	%(c)	45.87%	35.73%	42.65%	41.93%	29.01%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.	43

Financial Highlights (continued)

	Class C Shares
	Six Months Ended 6/30/2013		Year Ended 12/31
	(unaudited)		2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$8.16		$7.65	$7.83	$7.36	$5.87	$7.94
Investment operations:
Net investment income(a)	.19		.42	.42	.42	.41	.43
Net realized and unrealized gain (loss)	(.07)		.51	(.17)	.46	1.54	(2.03)
Total from investment operations	.12		.93	.25	.88	1.95	(1.60)
Distributions to shareholders from:
Net investment income	(.20)		(.42)	(.43)	(.41)	(.46)	(.47)
Net asset value, end of period	$8.08		$8.16	$7.65	$7.83	$7.36	$5.87
Total Return(b)	1.39	%(c)	12.47%	3.22%	12.34%	34.44%	(20.90)%
Ratios to Average Net Assets:
Expenses, including expense reductions	.80	%(c)	1.61%	1.62%	1.62%	1.65%	1.65%
Expenses, excluding expense reductions	.80	%(c)	1.61%	1.62%	1.62%	1.65%	1.65%
Net investment income	2.31	%(c)	5.23%	5.42%	5.54%	6.13%	5.98%

Supplemental Data:
Net assets, end of period (000)	$1,993,292		$2,051,198	$1,790,610	$1,866,405	$1,888,177	$1,018,175
Portfolio turnover rate	24.32	%(c)	45.87%	35.73%	42.65%	41.93%	29.01%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

44	See Notes to Financial Statements.

Financial Highlights (continued)

	Class F Shares
	Six Months Ended 6/30/2013		Year Ended 12/31
	(unaudited)		2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$8.13		$7.62	$7.80	$7.34	$5.85	$7.92
Investment operations:
Net investment income(a)	.23		.49	.49	.48	.46	.49
Net realized and unrealized gain (loss)	(.08)		.51	(.17)	.46	1.55	(2.02)
Total from investment operations	.15		1.00	.32	.94	2.01	(1.53)
Distributions to shareholders from:
Net investment income	(.23)		(.49)	(.50)	(.48)	(.52)	(.54)
Net asset value, end of period	$8.05		$8.13	$7.62	$7.80	$7.34	$5.85
Total Return(b)	1.84	%(c)	13.50%	4.12%	13.24%	35.81%	(20.17)%
Ratios to Average Net Assets:
Expenses, including expense reductions	.35	%(c)	.71%	.72%	.72%	.75%	.75%
Expenses, excluding expense reductions	.35	%(c)	.71%	.72%	.72%	.75%	.75%
Net investment income	2.75	%(c)	6.11%	6.30%	6.42%	6.87%	7.44%

Supplemental Data:
Net assets, end of period (000)	$1,029,721		$1,047,325	$847,032	$695,689	$435,085	$35,771
Portfolio turnover rate	24.32	%(c)	45.87%	35.73%	42.65%	41.93%	29.01%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.	45

Financial Highlights (continued)

	Class I Shares
	Six Months Ended 6/30/2013		Year Ended 12/31
	(unaudited)		2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$8.10		$7.60	$7.77	$7.31	$5.83	$7.90
Investment operations:
Net investment income(a)	.23		.49	.50	.49	.47	.50
Net realized and unrealized gain (loss)	(.08)		.51	(.16)	.46	1.54	(2.02)
Total from investment operations	.15		1.00	.34	.95	2.01	(1.52)
Distributions to shareholders from:
Net investment income	(.23)		(.50)	(.51)	(.49)	(.53)	(.55)
Net asset value, end of period	$8.02		$8.10	$7.60	$7.77	$7.31	$5.83
Total Return(b)	1.88	%(c)	13.49%	4.35%	13.40%	35.87%	(20.14)%
Ratios to Average Net Assets:
Expenses, including expense reductions	.30	%(c)	.62%	.62%	.62%	.65%	.65%
Expenses, excluding expense reductions	.30	%(c)	.62%	.62%	.62%	.65%	.65%
Net investment income	2.80	%(c)	6.25%	6.39%	6.53%	7.15%	6.98%

Supplemental Data:
Net assets, end of period (000)	$246,252		$230,006	$316,777	$353,941	$294,144	$203,843
Portfolio turnover rate	24.32	%(c)	45.87%	35.73%	42.65%	41.93%	29.01%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

46	See Notes to Financial Statements.

Financial Highlights (continued)

	Class P Shares
	Six Months Ended 6/30/2013		Year Ended 12/31
	(unaudited)		2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$8.31		$7.79	$7.98	$7.49	$5.97	$8.06
Investment operations:
Net investment income(a)	.22		.48	.48	.47	.45	.47
Net realized and unrealized gain (loss)	(.07)		.52	(.18)	.48	1.57	(2.05)
Total from investment operations	.15		1.00	.30	.95	2.02	(1.58)
Distributions to shareholders from:
Net investment income	(.23)		(.48)	(.49)	(.46)	(.50)	(.51)
Net asset value, end of period	$8.23		$8.31	$7.79	$7.98	$7.49	$5.97
Total Return(b)	1.74	%(c)	13.21%	3.88%	12.73%	35.47%	(20.50)%
Ratios to Average Net Assets:
Expenses, including expense reductions	.47	%(c)	.96%	1.03%	1.07%	1.10%	1.10%
Expenses, excluding expense reductions	.47	%(c)	.96%	1.03%	1.07%	1.10%	1.10%
Net investment income	2.64	%(c)	5.88%	6.01%	6.08%	6.70%	6.55%

Supplemental Data:
Net assets, end of period (000)	$75,339		$99,968	$109,252	$143,083	$150,002	$99,134
Portfolio turnover rate	24.32	%(c)	45.87%	35.73%	42.65%	41.93%	29.01%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.	47

Financial Highlights (continued)

	Class R2 Shares
	Six Months Ended 6/30/2013		Year Ended 12/31
	(unaudited)		2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$8.14		$7.63	$7.81	$7.35	$5.86	$7.92
Investment operations:
Net investment income(a)	.21		.45	.46	.45	.43	.46
Net realized and unrealized gain (loss)	(.08)		.52	(.18)	.45	1.55	(2.02)
Total from investment operations	.13		.97	.28	.90	1.98	(1.56)
Distributions to shareholders from:
Net investment income	(.21)		(.46)	(.46)	(.44)	(.49)	(.50)
Net asset value, end of period	$8.06		$8.14	$7.63	$7.81	$7.35	$5.86
Total Return(b)	1.58	%(c)	12.94%	3.62%	12.63%	35.26%	(20.61)%
Ratios to Average Net Assets:
Expenses, including expense reductions	.60	%(c)	1.21%	1.22%	1.22%	1.25%	1.24%
Expenses, excluding expense reductions	.60	%(c)	1.21%	1.22%	1.22%	1.25%	1.24%
Net investment income	2.51	%(c)	5.62%	5.84%	5.92%	6.57%	6.44%

Supplemental Data:
Net assets, end of period (000)	$3,085		$2,624	$1,629	$1,234	$456	$338
Portfolio turnover rate	24.32	%(c)	45.87%	35.73%	42.65%	41.93%	29.01%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

48	See Notes to Financial Statements.

Financial Highlights (concluded)

	Class R3 Shares
	Six Months Ended 6/30/2013		Year Ended 12/31
	(unaudited)		2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$8.13		$7.62	$7.80	$7.34	$5.85	$7.92
Investment operations:
Net investment income(a)	.21		.45	.46	.45	.44	.47
Net realized and unrealized gain (loss)	(.08)		.52	(.17)	.46	1.55	(2.03)
Total from investment operations	.13		.97	.29	.91	1.99	(1.56)
Distributions to shareholders from:
Net investment income	(.22)		(.46)	(.47)	(.45)	(.50)	(.51)
Net asset value, end of period	$8.04		$8.13	$7.62	$7.80	$7.34	$5.85
Total Return(b)	1.51	%(c)	13.07%	3.73%	12.83%	35.31%	(20.52)%
Ratios to Average Net Assets:
Expenses, including expense reductions	.55	%(c)	1.11%	1.12%	1.12%	1.14%	1.15%
Expenses, excluding expense reductions	.55	%(c)	1.11%	1.12%	1.12%	1.14%	1.15%
Net investment income	2.56	%(c)	5.73%	5.94%	6.03%	6.53%	7.01%

Supplemental Data:
Net assets, end of period (000)	$73,057		$69,100	$47,338	$34,991	$17,780	$5,399
Portfolio turnover rate	24.32	%(c)	45.87%	35.73%	42.65%	41.93%	29.01%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.	49

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Bond-Debenture Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund was incorporated under Maryland law on January 23, 1976.

The Fund’s investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return. The Fund has eight classes of shares: Class A, B, C, F, I, P, R2 and R3, each with different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. There is no front-end sales charge in the case of Class B, C, F, I, P, R2 and R3 shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions as set forth in the Fund’s prospectus); Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will automatically convert to Class A shares on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted. The Fund no longer issues Class B shares for purchase. The Fund’s Class P shares are closed to substantially all investors, with certain exceptions as set forth in the Fund’s prospectus.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Fund’s Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued at the mean between the bid and asked prices on the basis of prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Floating rate loans are valued at the average of bid and ask quotations obtained from dealers in loans on the basis of prices supplied by independent pricing services. Exchange-traded options and futures contracts

Notes to Financial Statements (unaudited)(continued)

are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Forward foreign currency exchange contracts are valued using daily forward exchange rates.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee and approved by the Board. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values, yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and employs techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest income on the Statement of Operations. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open for the fiscal years ended December 31, 2009 through December 31, 2012. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, B, C, F, P, R2 and R3 shares bear their class-specific share of all expenses and fees relating to the Fund’s 12b-1 Distribution Plan.

(f)	Foreign Transactions–The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on investments, futures

Notes to Financial Statements (unaudited)(continued)

contracts, unfunded commitments and translation of assets and liabilities denominated in foreign currencies on the Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions are included in Net realized gain on investments, futures contracts and foreign currency related transactions on the Fund’s Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

The Fund uses foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(g)	Forward Foreign Currency Exchange Contracts–The Fund may enter into forward foreign currency exchange contracts in order to reduce its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or gain or reduce exposure to foreign currency for investment purposes. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on investments, futures contracts, unfunded commitments and translation of assets and liabilities denominated in foreign currencies on the Fund’s Statement of Operations. The gain (loss) arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing of such contracts is included in Net realized gain on investments, futures contracts and foreign currency related transactions on the Fund’s Statement of Operations.

(h)	Futures Contracts–The Fund may purchase and sell futures contracts to enhance returns, to attempt to hedge some of its investment risk, or as a substitute position for holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by the Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. The Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

(i)	When-Issued, Forward Transactions or To-Be-Announced (“TBA”) Transactions–The Fund may purchase portfolio securities on a when-issued or forward basis. When-issued, forward transactions or TBA transactions involve a commitment by a Fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the fair value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at the Fund’s custodian in order to pay for the commitment. At the time the Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and fair value of the security in determining its NAV. The Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

Notes to Financial Statements (unaudited)(continued)

(j)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(k)	Floating Rate Loans–The Fund may invest in floating rate loans, which usually take the form of loan participations and assignments. Loan participations and assignments are agreements to make money available to U.S. or foreign corporations, partnerships or other business entities (the “Borrower”) in a specified amount, at a specified rate and within a specified time. A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent typically administers and enforces the loan on behalf of the other Loan Investors in the syndicate and may hold any collateral on behalf of the Loan Investors. Such loan participations and assignments are typically senior, secured and collateralized in nature. The Fund records an investment when the Borrower withdraws money and records interest as earned. These loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or London InterBank Offered Rate (“LIBOR”).

The loans in which the Fund invests may be subject to some restrictions on resale. For example, the Fund may be contractually obligated to receive approval from the Agent and/or Borrower prior to the sale of these investments. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the Borrower. As a result, the Fund assumes the credit risk of the Borrower, the selling participant and any other persons interpositioned between the Fund and the Borrower (“Intermediate Participants”). In the event that the Borrower, selling participant or Intermediate Participants become insolvent or enter into bankruptcy, the Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

Unfunded commitments represent the remaining obligation of the Fund to the Borrower. At any point in time, up to the maturity date of the issue, the Borrower may demand the unfunded portion. Until demanded by the Borrower, unfunded commitments are not recognized as an asset on the Statement of Assets and Liabilities. Unrealized appreciation/depreciation on unfunded commitments presented on the Statement of Assets and Liabilities represents mark to market of the unfunded portion of the Fund’s floating rate notes. As of June 30, 2013, the Fund had the following unfunded loan commitments:

Security Name
Diamond Foods, Inc. Revolver	$1,417,848
Gardner Denver, Inc. Bridge Term Loan	18,750,000
Total	$20,167,848

Notes to Financial Statements (unaudited)(continued)

(l)	Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk—for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

	•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

	•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

	•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments as of June 30, 2013, and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the six months then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Fund has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio.

The management fee is based on the Fund’s average daily net assets at the following annual rate:

First $500 million	.50%
Next $9.5 billion	.45%
Over $10 billion	.40%

For the six months ended June 30, 2013, the effective management fee paid to Lord Abbett was at an annualized rate of .45% of the Fund’s average daily net assets.

Notes to Financial Statements (unaudited)(continued)

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of ..04% of the Fund’s average daily net assets.

12b-1 Distribution Plan

The Fund has adopted a distribution plan with respect to Class A, B, C, F, P, R2 and R3 shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The following annual rates have been approved by the Board pursuant to the plan:

Fees*	Class A		Class B	Class C	Class F	Class P	Class R2	Class R3
Service	.25%	(1)	.25%	.25%	—	.25%	.25%	.25%
Distribution	.10%		.75%	.75%	.10%	.20%	.35%	.25%

*	The Fund may designate a portion of the aggregate fee as attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. (“FINRA”) sales charge limitations.
(1)	Annual service fee on shares sold prior to June 1, 1990 is .15% of the average daily net assets attributable to Class A shares.

Class I shares do not have a distribution plan.

Commissions

Distributor received the following commissions on sales of shares of the Fund, after concessions were paid to authorized dealers, for the six months ended June 30, 2013:

Distributor Commissions	Dealers’ Concessions
$1,131,026	$5,786,908

Distributor received CDSCs of $17,762 and $111,657 for Class A and Class C shares, respectively, for the six months ended June 30, 2013.

A Director and certain of the Fund’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared daily and paid monthly. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

Notes to Financial Statements (unaudited)(continued)

The tax character of distributions paid during the six months ended June 30, 2013 and the fiscal year ended December 31, 2012 was as follows:

	Six Months Ended 6/30/2013 (unaudited)	Year Ended 12/31/2012
Distributions paid from:
Ordinary income	$226,366,170	$478,128,977
Total distributions paid	$226,366,170	$478,128,977

In accordance with the Regulated Investment Company Modernization Act of 2010, the Fund will carryforward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) indefinitely. Post-enactment losses will also retain their character as either short-term or long-term and be utilized before any pre-enactment losses.

As of June 30, 2013, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$8,099,695,606
Gross unrealized gain	398,090,321
Gross unrealized loss	(240,930,570)
Net unrealized security gain	$157,159,751

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of wash sales, premium amortization and certain securities.

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2013 were as follows:

U.S. Government Purchases*	Non-U.S. Government Purchases	U.S. Government Sales	Non-U.S. Government Sales
$61,476,563	$2,005,085,316	$ —	$2,156,570,008

*	Includes U.S. Government sponsored enterprises securities.

6.	DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

The Fund entered into forward foreign currency exchange contracts for the six months ended June 30, 2013 (as described in note 2(g)). A forward foreign currency exchange contract reduces the Fund’s exposure to changes in the value of the currency it will deliver (or settle in cash) and increases its exposure to changes in the value of the currency it will receive (or settle in cash) for the duration of the contract. The Fund’s use of forward foreign currency exchange contracts involves the risk that Lord Abbett will not accurately predict currency movements, and the Fund’s returns could be reduced as a result. Forward foreign currency exchange contracts are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. The Fund’s risk of loss from counterparty credit risk is the unrealized appreciation on forward foreign currency exchange contracts.

Notes to Financial Statements (unaudited)(continued)

The Fund entered into U.S. Treasury futures contracts for the six months ended June 30, 2013 (as described in note 2(h)) to hedge against changes in interest rates. The Fund bears the risk of interest rates moving unexpectedly, in which case the Fund may not achieve the anticipated benefits of the futures contracts and realize a loss. There is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

As of June 30, 2013, the Fund had the following derivatives, grouped into appropriate risk categories that illustrate how and why the Fund uses derivative instruments:

Asset Derivatives	Interest Rate Contracts	Forward Foreign Currency Exchange Contracts	Fair Value
Forward Foreign Currency Exchange Contracts(1)	$—	$987,934	$987,934
Futures Contracts(2)	3,105,541	—	3,105,541
Total	$3,105,541	$987,934	$4,093,475

(1)	Statement of Assets and Liabilities location: Unrealized appreciation on forward foreign currency exchange contracts.
(2)	Statement of Assets and Liabilities location: Includes cumulative unrealized appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Transactions in derivative instruments for the six months ended June 30, 2013, were as follows:

	Interest Rate Contracts	Forward Foreign Currency Exchange Contracts	Total
Net Realized Gain (Loss)(1)
Forward Foreign Currency Exchange Contracts	$—	$(722,033)	$(722,033)
Futures Contracts	536,473	—	536,473
Net Change in Unrealized Appreciation/Depreciation(2)
Forward Foreign Currency Exchange Contracts	$—	$1,592,640	$1,592,640
Futures Contracts	2,953,021	—	2,953,021
Average Number of Contracts/ Notional Amounts*
Forward Foreign Currency Exchange Contracts(3)	$—	$29,212,833	$29,212,833
Futures Contracts(4)	643	—	643

*	Calculated based on the number of contracts or notional amounts for the six months ended June 30, 2013.
(1)	Statement of Operations location: Net realized gain on investments, futures contracts and foreign currency related transactions.
(2)	Statement of Operations location: Net change in unrealized appreciation/depreciation on investments, futures contracts, unfunded commitments and translation of assets and liabilities denominated in foreign currencies.
(3)	Amount represents notional amounts in U.S. dollars.
(4)	Amount represents number of contracts.

Notes to Financial Statements (unaudited)(continued)

7.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2011–11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011–11”). These disclosure requirements are intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. In addition, FASB issued Accounting Standards Update No. 2013–01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” (“ASU 2013–01”), specifying which transactions are subject to disclosures about offsetting.

The following tables illustrate gross and net information about recognized assets and liabilities eligible for offset in the Statement of Assets and Liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by counterparty. A master netting agreement is an agreement between two counterparties who have multiple contracts with each other that provides for the net settlement of all contracts, as well as cash collateral, through a single payment in the event of default on or termination of any one contract:

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$987,934	$—	$987,934
Repurchase Agreement	26,709,211	—	26,709,211
Total	$27,697,145	$—	$27,697,145

		Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instrument Collateral Received(a)	Cash Collateral Received(a)	Net Amount(b)
J.P. Morgan	$460,132	$—	$(430,000)	$30,132
UBS AG	527,802	—	(300,000)	227,802
State Street Bank & Trust	26,709,211	(26,709,211)	—	—
Total	$27,697,145	$(26,709,211)	$(730,000)	$257,934

(a)	Collateral received is limited to an amount not to exceed 100% of the net amount of assets in the tables presented above, for each respective counterparty.
(b)	Net Amount represents the amount that is subject to loss in the event of a counterparty failure as of June 30, 2013.

8.	DIRECTORS’ REMUNERATION

The Fund’s officers and a Director, who are associated with Lord Abbett, do not receive any compensation from the Fund for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Directors’ fees on the Statement of Operations and in Directors’ fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

Notes to Financial Statements (unaudited)(continued)

9.	EXPENSE REDUCTIONS

The Fund has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s expenses.

10.	LINE OF CREDIT

On April 2, 2012, the Fund and certain other funds managed by Lord Abbett (the “participating funds”) entered into an unsecured revolving credit facility (“Facility”) with State Street Bank and Trust Company (“SSB”), to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Facility is renewed annually under terms that depend on market conditions at the time of the renewal. The amounts available under the Facility are (i) the lesser of either $250,000,000 or 33.33% of total assets per participating fund and (ii) $350,000,000 in the aggregate for all participating funds. The annual fee to maintain the Facility is .09% of the amount available under the Facility. Each participating fund pays its pro rata share based on the net assets of each participating fund. This amount is included in Other expenses on the Fund’s Statement of Operations. Any borrowings under this Facility will bear interest at current market rates as set forth in the credit agreement.

Effective April 1, 2013, the Fund and the participating funds entered into a short term extension of the Facility through June 30, 2013. Effective July 1, 2013 the Fund and participating funds renewed the Facility through June 30, 2014 under the same terms as described above.

During the six months ended June 30, 2013, a participating fund utilized the Facility and fully repaid its borrowings on June 13, 2013. As of June 30, 2013, there were no outstanding loans pursuant to this Facility.

11.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Fund’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

12.	INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with investing in debt securities. The value of an investment will change as interest rates fluctuate and in response to market movements. When interest rates rise, the prices of debt securities are likely to decline; when rates fall, such prices tend to rise. Longer-term debt securities are usually more sensitive to interest rate changes. There is also the risk that an issuer of a debt security will fail to make timely payments of principal and/or interest to the Fund, a risk that is greater with high-yield securities (sometimes called “junk bonds”), in which the Fund may substantially invest. Some issuers, particularly of high-yield securities, may default as to principal and/or interest payments after the Fund purchases its securities. A default, or concerns in the market about an increase in risk of default, may result in losses to the Fund. High-yield bonds are subject to greater price fluctuations, as well as additional risks.

The mortgage-related securities in which the Fund may invest may be particularly sensitive to changes in prevailing interest rates, and economic conditions, including delinquencies and/or defaults. These changes can affect the value, income and/or liquidity of such positions. When interest rates are declining, the value of these securities with prepayment features may not increase as much as other fixed income securities. Early principal repayment may deprive the Fund of income payments above current market rates. The prepayment rate also will affect the price and volatility of a mortgage-related security. In addition, while securities of government sponsored

Notes to Financial Statements (unaudited)(continued)

enterprises are guaranteed with respect to the timely payment of interest and principal by the particular enterprise involved, they are not guaranteed by the U.S. Government. In addition, the Fund may invest in non-agency asset backed and mortgage related securities, which are issued by private institutions, not by government-sponsored enterprises.

The Fund may invest up to 20% of its net assets in equity securities, the value of which fluctuates in response to movements in the equity securities market in general and to the changing prospects of individual companies in which the Fund invests.

The Fund may invest in convertible securities, which have both equity and fixed income risk characteristics. Generally, convertible securities offer lower interest or dividend yields than non-convertible securities of similar quality and less potential for gains or capital appreciation in a rising equity securities market than equity securities. They tend to be more volatile than other fixed income securities and the markets for convertible securities may be less liquid than markets for stocks or bonds. A significant portion of convertible securities have below investment grade credit ratings and are subject to increased credit and liquidity risks.

Due to the Fund’s exposure to foreign companies and ADRs, the Fund may experience increased market, liquidity, currency, political, information, and other risks.

The Fund is subject to the risks associated with derivatives, which may be different from and greater than the risks associated with directly investing in securities. Derivatives may be subject to risks such as liquidity risk, leveraging risk, interest rate risk, market risk, and credit risk. Illiquid securities may lower the Fund’s returns since the Fund may be unable to sell these securities at their desired time or price. Derivatives also may involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the value of the underlying asset, rate or index. Whether the Fund’s use of derivatives is successful will depend on, among other things, the Fund’s ability to correctly forecast market movements and other factors. If the Fund incorrectly forecasts these and other factors, the Fund’s performance could suffer. The Fund’s use of derivatives could result in a loss exceeding the amount of the Fund’s investment in these instruments.

The Fund may invest up to 15% of its net assets in floating rate or adjustable rate senior loans, including bridge loans, novations, assignments, and participations, which are subject to increased credit and liquidity risks. Senior loans are business loans made to borrowers that may be U.S. or foreign corporations, partnerships or other business entities.

These factors can affect the Fund’s performance.

Notes to Financial Statements (unaudited)(continued)

13.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of beneficial interest were as follows:

	Six Months Ended June 30, 2013 (unaudited)		Year Ended December 31, 2012
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	45,515,433	$376,353,174	113,405,450	$901,531,118
Converted from Class B*	2,545,455	21,005,332	7,952,536	63,182,965
Reinvestment of distributions	14,501,119	119,545,583	30,870,088	245,805,551
Shares reacquired	(77,339,840)	(637,106,977)	(125,783,061)	(998,948,340)
Increase (decrease)	(14,777,833)	$(120,202,888)	26,445,013	$211,571,294

Class B Shares
Shares sold	282,453	$2,345,285	728,928	$5,808,870
Reinvestment of distributions	505,908	4,186,147	1,459,038	11,647,331
Shares reacquired	(2,744,492)	(22,724,468)	(5,222,900)	(41,627,628)
Converted to Class A*	(2,536,607)	(21,005,332)	(7,926,571)	(63,182,965)
Decrease	(4,492,738)	$(37,198,368)	(10,961,505)	$(87,354,392)

Class C Shares
Shares sold	18,053,428	$149,699,620	43,431,158	$345,607,243
Reinvestment of distributions	4,615,980	38,144,832	9,698,893	77,422,450
Shares reacquired	(27,182,816)	(224,885,355)	(35,818,624)	(285,600,334)
Increase (decrease)	(4,513,408)	$(37,040,903)	17,311,427	$137,429,359

Class F Shares
Shares sold	24,629,484	$203,515,009	49,243,438	$390,285,417
Reinvestment of distributions	2,617,357	21,549,293	5,478,089	43,569,360
Shares reacquired	(28,072,487)	(231,083,838)	(37,026,612)	(294,113,712)
Increase (decrease)	(825,646)	$(6,019,536)	17,694,915	$139,741,065

Class I Shares
Shares sold	5,245,394	$43,037,036	19,113,668	$150,302,380
Reinvestment of distributions	651,403	5,346,028	1,273,862	10,102,393
Shares reacquired	(3,571,901)	(29,283,265)	(33,699,673)	(262,212,677)
Increase (decrease)	2,324,896	$19,099,799	(13,312,143)	$(101,807,904)

Class P Shares
Shares sold	446,060	$3,762,732	2,822,147	$22,863,521
Reinvestment of distributions	278,742	2,347,014	793,851	6,453,217
Shares reacquired	(3,591,948)	(30,300,702)	(5,608,703)	(45,634,569)
Decrease	(2,867,146)	$(24,190,956)	(1,992,705)	$(16,317,831)

Notes to Financial Statements (unaudited)(concluded)

	Six Months Ended June 30, 2013 (unaudited)		Year Ended December 31, 2012
Class R2 Shares	Shares	Amount	Shares	Amount
Shares sold	183,493	$1,509,599	284,046	$2,249,955
Reinvestment of distributions	2,526	20,819	3,903	31,129
Shares reacquired	(125,483)	(1,036,844)	(179,073)	(1,425,565)
Increase	60,536	$493,574	108,876	$855,519

Class R3 Shares
Shares sold	2,145,673	$17,709,437	4,155,103	$33,059,536
Reinvestment of distributions	232,448	1,913,449	419,876	3,340,265
Shares reacquired	(1,796,251)	(14,808,904)	(2,286,070)	(18,167,001)
Increase	581,870	$4,813,982	2,288,909	$18,232,800

*	Automatic conversion of Class B shares occurs on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

End of Financial Statements

Householding

The Fund has adopted a policy that allows it to send only one copy of the Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund’s portfolio securities, and information on how Lord Abbett voted the Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330).

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.	Lord Abbett Bond-Debenture Fund, Inc.	LABD-3-0613 (08/13)

Item 2:	Code of Ethics.
Not applicable.

Item 3:	Audit Committee Financial Expert.
Not applicable.

Item 4:	Principal Accountant Fees and Services.
Not applicable.

Item 5:	Audit Committee of Listed Registrants.
Not applicable.

Item 6:	Investments.
Not applicable.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.

Item 10:	Submission of Matters to a Vote of Security Holders.
Not applicable.

Item 11:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:	Exhibits.

(a)(1)	Code of Ethics. Not applicable.

(a)(2)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(b)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT BOND-DEBENTURE FUND, INC.

	By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: August 21, 2013

	By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: August 21, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

	By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: August 21, 2013

	By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: August 21, 2013